UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number: 811-04997

Exact name of registrant as specified in charter:
Delaware Group® Equity Funds V

Address of principal executive offices:
2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:
David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code: (800) 523-1918

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2009

Item 1. Reports to Stockholders

Semiannual report

Delaware Small Cap Core Fund

May 31, 2009

Core equity mutual fund

Disclosure of Fund expenses	1

Sector allocation and top 10 holdings	3

Statement of net assets	5

Statement of operations	12

Statements of changes in net assets	14

Financial highlights	16

Notes to financial statements	24

Other Fund information	33

About the organization	37

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management
Business Trust, which is a registered investment advisor.

© 2009 Delaware Distributors, L.P.

All third-party trademarks cited are the property of their respective owners.

Disclosure of Fund expenses
For the period December 1, 2008 to May 31, 2009

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period December 1, 2008 to May 31, 2009.

Actual expenses

The first section of the table shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

Delaware Small Cap Core Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	12/1/08	5/31/09	Expense Ratio	12/1/08 to 5/31/09*
Actual Fund return
Class A	$1,000.00	$1,108.70	1.45%	$7.62
Class C	1,000.00	1,104.40	2.20%	11.54
Class R	1,000.00	1,108.40	1.70%	8.94
Institutional Class	1,000.00	1,109.00	1.20%	6.31
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,017.70	1.45%	$7.29
Class C	1,000.00	1,013.96	2.20%	11.05
Class R	1,000.00	1,016.45	1.70%	8.55
Institutional Class	1,000.00	1,018.95	1.20%	6.04

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the 182/365 (to reflect the one-half year period).

2

Sector allocation and top 10 holdings
Delaware Small Cap Core Fund	As of May 31, 2009

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one Fund being different than another Fund’s sector designations.

Sector	Percentage of net assets
Common Stock	97.94%
Basic Materials	6.04%
Business Services	8.17%
Capital Goods	10.31%
Communication Services	1.86%
Consumer Discretionary	5.14%
Consumer Services	4.80%
Consumer Staples	3.94%
Energy	3.46%
Financials	12.74%
Health Care	14.35%
Media	0.46%
Real Estate	3.76%
Technology	19.11%
Transportation	0.65%
Utilities	3.15%
Discount Note	2.56%
Securities Lending Collateral	14.97%
Total Value of Securities	115.47%
Obligation to Return Securities Lending Collateral	(15.70%)
Receivables and Other Assets Net of Liabilities	0.23%
Total Net Assets	100.00%

3

Sector allocation and top 10 holdings

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Holdings	Percentage of net assets
Jack in the Box	1.08%
Anixter International	1.06%
Tekelec	1.03%
Senior Housing Properties Trust	1.03%
Ashland	1.02%
Aspen Insurance Holdings	1.01%
Chart Industries	1.01%
ViaSat	1.00%
United Therapeutics	1.00%
WMS Industries	1.00%

4

Statement of net assets
Delaware Small Cap Core Fund	May 31, 2009 (Unaudited)

		Number of shares	Value
Common Stock – 97.94%
Basic Materials – 6.04%
	Ashland	20,771	$556,652
	Compass Minerals International	9,050	485,352
	Cytec Industries	10,190	218,881
†	GrafTech International	46,440	472,295
	Rock-Tenn Class A	13,990	536,936
†	Rockwood Holdings	22,580	336,894
	Schulman (A.)	19,700	294,121
	Silgan Holdings	9,130	404,094
			3,305,225
Business Services – 8.17%
*	Administaff	14,130	303,795
	American Ecology	15,280	291,084
†	AMN Healthcare Services	32,630	234,936
†	CRA International	10,120	266,662
†	DynCorp International Class A	24,170	349,740
	Healthcare Services Group	20,780	363,234
*†	Huron Consulting Group	6,060	277,730
†	Kforce	39,850	371,004
*†	Lincoln Educational Services	19,530	360,133
	McGrath RentCorp	17,180	311,989
†	RiskMetrics Group	18,110	291,028
†	TeleTech Holdings	26,300	303,239
†	Tetra Tech	5,800	148,886
†	Titan Machinery	15,550	195,308
†	United Stationers	11,350	406,443
			4,475,211
Capital Goods – 10.31%
*	AAON	22,750	473,200
*	Acuity Brands	13,620	370,192
	Applied Industrial Technologies	17,040	353,921
	Barnes Group	16,400	250,264
†	Chart Industries	26,140	554,951
†	Columbus McKinnon	22,720	315,581
†	ESCO Technologies	5,700	231,534
*	Granite Construction	12,700	464,185
†	Hexcel	41,020	438,504
†	Kadant	18,400	256,864
	Koppers Holdings	7,120	180,065

5

Statement of net assets
Delaware Small Cap Core Fund

		Number of shares	Value
Common Stock (continued)
Capital Goods (continued)
	Lufkin Industries	7,590	$344,434
†	Perini	12,380	255,647
†	Rofin-Sinar Technologies	14,300	322,465
	Triumph Group	11,120	438,239
†	Willbros Group	26,070	398,089
			5,648,135
Communication Services – 1.86%
	Alaska Communications Systems Group	54,200	366,934
†	IPG Photonics	28,200	290,742
	NTELOS Holdings	20,090	359,008
			1,016,684
Consumer Discretionary – 5.14%
†	Aeropostale	10,830	374,935
	Guess	9,660	249,421
†	Gymboree	9,700	357,445
*†	Hibbett Sports	14,700	265,041
†	Jo-Ann Stores	11,750	253,918
*†	Marvel Entertainment	12,390	411,100
	Phillips-Van Heusen	10,210	300,889
†	Susser Holdings	14,050	190,799
†	ULTA Salon Cosmetics & Fragrance	48,100	411,735
			2,815,283
Consumer Services – 4.80%
†	Bally Technologies	16,940	474,320
*†	Buffalo Wild Wings	2,420	85,910
†	CEC Entertainment	7,810	250,935
	CKE Restaurants	44,780	368,092
†	Jack in the Box	22,580	593,854
†	Papa John’s International	11,440	310,024
*†	WMS Industries	15,400	546,238
			2,629,373
Consumer Staples – 3.94%
*	Alberto-Culver	18,940	440,166
	Casey’s General Stores	17,900	451,617
*†	Chattem	8,010	478,437
	Lance	7,250	154,643
†	Ralcorp Holdings	7,960	455,869
†	Smart Balance	23,950	177,230
			2,157,962

6

		Number of shares	Value
Common Stock (continued)
Energy – 3.46%
†	Bristow Group	9,550	$302,067
*†	Carrizo Oil & Gas	24,500	523,075
†	Exco Resources	21,570	331,962
	Massey Energy	16,400	375,396
	Penn Virginia	19,020	363,662
			1,896,162
Financials – 12.74%
	Apollo Investment	27,150	149,597
	Aspen Insurance Holdings	24,040	555,083
	City Holding	11,350	360,249
	Dime Community Bancshares	36,700	326,997
	First Commonwealth Financial	25,850	191,290
	First Niagara Financial Group	28,250	358,493
	Greenhill & Co	2,510	184,485
	Harleysville Group	9,570	280,305
	Independent Bank (MA)	16,300	331,216
	IPC Holdings	12,970	322,305
	Max Capital Group	22,550	356,516
	optionsXpress Holdings	27,200	464,847
†	ProAssurance	9,330	421,809
	Protective Life	18,056	223,172
	Provident Financial Services	29,240	287,722
	RLI	7,540	353,324
	Smithtown Bancorp	9,150	112,545
	TCF Financial	20,080	288,349
†	Texas Capital Bancshares	27,000	414,450
	Trustmark	18,700	366,333
	Waddell & Reed Financial Class A	13,830	337,452
	Washington Federal	22,140	290,477
			6,977,016
Health Care – 14.35%
†	Align Technology	25,570	302,493
†	Alkermes	39,530	321,774
†	Bio-Rad Laboratories Class A	6,870	511,402
†	Catalyst Health Solutions	16,290	348,443
†	Celera	37,410	283,194
†	Conmed	20,940	329,805
†	Eurand	35,550	458,595

7

Statement of net assets
Delaware Small Cap Core Fund

		Number of shares	Value
Common Stock (continued)
Health Care (continued)
*†	Gen-Probe	6,750	$287,753
*†	Medarex	60,620	438,889
†	Merit Medical Systems	14,790	202,475
*†	Noven Pharmaceuticals	36,050	400,155
†	Onyx Pharmaceuticals	14,290	338,101
*†	OSI Pharmaceuticals	13,860	468,468
*†	Psychiatric Solutions	19,100	352,395
†	Quidel	16,200	206,226
†	Regeneron Pharmaceuticals	19,510	298,698
†	Res-Care	21,100	298,565
†	SonoSite	10,550	195,281
†	Sun Healthcare Group	37,950	351,797
	Techne	6,550	394,769
*†	United Therapeutics	6,850	549,027
	Universal Health Services Class B	3,290	180,720
*	West Pharmaceutical Services	10,610	342,915
			7,861,940
Media – 0.46%
	National CineMedia	20,250	253,328
			253,328
Real Estate – 3.76%
*	Alexandria Real Estate Equities	6,120	219,708
*	Digital Realty Trust	13,100	468,587
*	Home Properties	14,210	473,193
	Senior Housing Properties Trust	33,560	562,130
	Sovran Self Storage	13,930	336,549
			2,060,167
Technology – 19.11%
*†	Anixter International	14,150	580,432
*†	Blackboard	12,700	366,014
†	Digital River	11,300	430,869
†	Dionex	8,500	479,060
†	FARO Technologies	19,190	296,102
	iGate	67,380	359,809
	InfoGROUP	74,000	414,400
†	Informatica	21,240	346,849
*†	j2 Global Communications	18,300	408,090
†	JDA Software Group	28,150	419,435

8

		Number of shares	Value
Common Stock (continued)
Technology (continued)
†	Knology	30,250	$242,000
†	Lawson Software	91,350	480,501
†	Netgear	18,610	261,098
	NIC	25,300	152,559
*†	ON Semiconductor	58,090	397,917
†	Progress Software	19,650	440,553
*	Quality Systems	8,150	406,930
†	Sapient	50,340	267,305
*†	SAVVIS	39,550	465,504
†	Semtech	18,300	294,447
*†	SolarWinds	4,180	62,700
*†	Synaptics	13,320	467,798
*†	Tekelec	34,690	566,487
	United Online	54,710	350,144
†	ValueClick	28,730	317,467
†	ViaSat	21,930	550,004
*†	Vocus	18,750	358,313
†	Wind River Systems	35,850	282,857
			10,465,644
Transportation – 0.65%
†	HUB Group	17,870	353,111
			353,111
Utilities – 3.15%
	Black Hills	7,930	169,702
	Cleco	25,890	529,710
	Otter Tail	16,570	314,333
*	Piedmont Natural Gas	11,850	268,521
	UIL Holdings	12,780	264,929
	UNITIL	8,890	178,511
			1,725,706
Total Common Stock (cost $61,142,606)			53,640,947

		Principal amount
≠Discount Note – 2.56%
	Federal Home Loan Bank 0.07% 6/1/09	$1,404,009	1,404,009
Total Discount Note (cost $1,404,009)			1,404,009

Total Value of Securities Before Securities
	Lending Collateral – 100.50% (cost $62,546,615)		55,044,956

9

Statement of net assets
Delaware Small Cap Core Fund

	Number of shares	Value
Securities Lending Collateral** – 14.97%
Investment Companies
Mellon GSL DBT II Collateral Fund	2,062,660	$2,062,660
BNY Mellon SL DBT II Liquidating Fund	6,319,993	6,133,039
†Mellon GSL Reinvestment Trust II	214,226	21
Total Securities Lending Collateral
(cost $8,596,879)		8,195,720
Total Value of Securities – 115.47%
(cost $71,143,494)		63,240,676 ©

Obligation to Return Securities
Lending Collateral** – (15.70%)		(8,596,879)
Receivables and Other Assets
Net of Liabilities – 0.23%		126,109
Net Assets Applicable to 7,107,586
Shares Outstanding – 100.00%		$54,769,906

Net Asset Value – Delaware Small Cap Core Fund
Class A ($18,715,796 / 2,422,742 Shares)		$7.73
Net Asset Value – Delaware Small Cap Core Fund
Class C ($7,228,304 / 962,434 Shares)		$7.51
Net Asset Value – Delaware Small Cap Core Fund
Class R ($3,402,741 / 443,922 Shares)		$7.67
Net Asset Value – Delaware Small Cap Core Fund
Institutional Class ($25,423,065 / 3,278,488 Shares)		$7.75

Components of Net Assets at May 31, 2009:
Shares of beneficial interest
(unlimited authorization – no par)		$89,554,738
Undistributed net investment income		60,566
Accumulated net realized loss on investments		(26,942,580)
Net unrealized depreciation of investments
and foreign currencies		(7,902,818)
Total net assets		$54,769,906

10

†	Non income producing security.
*	Fully or partially on loan.
**	See Note 8 in “Notes to financial statements.”
©	Includes $8,311,313 of securities loaned.
≠	The rate shown is the effective yield at the time of purchase.

Net Asset Value and Offering Price Per Share –
Delaware Small Cap Core Fund
Net asset value Class A (A)	$7.73
Sales charge (5.75% of offering price) (B)	0.47
Offering price	$8.20

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $50,000 or more.

See accompanying notes

11

Statement of operations
Delaware Small Cap Core Fund	Six Months Ended May 31, 2009 (Unaudited)

Investment Income:
Dividends	$389,266
Interest	1,738
Securities lending income	45,978
Foreign tax withheld	(177)	$436,805

Expenses:
Management fees	187,499
Dividend disbursing and transfer agent fees and expenses	103,261
Distribution expenses – Class A	24,123
Distribution expenses – Class C	34,209
Distribution expenses – Class R	8,465
Registration fees	33,008
Reports and statements to shareholders	15,380
Audit and tax	10,059
Accounting and administration expenses	10,000
Legal fees	5,560
Custodian fees	2,016
Trustees’ fees	1,819
Pricing fees	1,504
Insurance fees	717
Consulting fees	427
Trustees’ expenses	181
Dues and services	149	438,377
Less fees waived		(71,677)
Less waived distribution expenses – Class A		(4,021)
Less waived distribution expenses – Class R		(1,411)
Total operating expenses		361,268
Net Investment Income		75,537

12

Net Realized and Unrealized Gain (Loss) on Investments
and Foreign Currencies:
Net realized loss on:
Investments	$(11,722,849)
Foreign currencies	(32)
Net realized loss	(11,722,881)
Net change in unrealized appreciation/depreciation of investments
and foreign currencies	17,412,660
Net Realized and Unrealized Gain on Investments
and Foreign Currencies	5,689,779

Net Increase in Net Assets Resulting from Operations	$5,765,316

See accompanying notes

13

Statements of changes in net assets
Delaware Small Cap Core Fund

	Six Months	Year
	Ended	Ended
	5/31/09	11/30/08
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$75,537	$115,166
Net realized loss on investments and foreign currencies	(11,722,881)	(15,289,610)
Net change in unrealized appreciation/depreciation
of investments and foreign currencies	17,412,660	(20,167,182)
Net increase (decrease) in net assets resulting
from operations	5,765,316	(35,341,626)

Dividends and Distributions to shareholders from:
Net investment income:
Class A	(18,682)	—
Institutional Class	(108,923)	—

Net realized gain on investments:
Class A	—	(1,661,864)
Class C	—	(747,248)
Class R	—	(129,165)
Institutional Class	—	(1,184,753)
	(127,605)	(3,723,030)

Capital Share Transactions:
Proceeds from shares sold:
Class A	4,021,878	15,242,391
Class C	976,102	3,445,661
Class R	993,479	2,133,293
Institutional Class	3,536,548	16,003,810

Net asset value of shares issued upon reinvestment of
dividends and distributions:
Class A	16,792	1,456,794
Class C	—	706,562
Class R	—	129,164
Institutional Class	108,923	1,184,571
	9,653,722	40,302,246

14

	Six Months	Year
	Ended	Ended
	5/31/09	11/30/08
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(4,676,301)	$(25,213,086)
Class C	(1,929,166)	(8,306,747)
Class R	(516,584)	(986,931)
Institutional Class	(4,021,251)	(10,952,917)
	(11,143,302)	(45,459,681)
Decrease in net assets derived from capital share transactions	(1,489,580)	(5,157,435)
Net Increase (Decrease) in Net Assets	4,148,131	(44,222,091)

Net Assets:
Beginning of period	50,621,775	94,843,866
End of period (including undistributed net investment
income of $60,566 and $112,666, respectively)	$54,769,906	$50,621,775

See accompanying notes

15

Financial highlights
Delaware Small Cap Core Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes

16

Six Months Ended	Year Ended
5/31/09[1]	11/30/08	11/30/07	11/30/06	11/30/05	11/30/04
(Unaudited)
$6.930	$12.150	$13.030	$11.380	$14.600	$13.080

0.010	0.019	(0.010)	(0.015)	0.022	0.026
0.798	(4.747)	(0.450)	1.895	1.035	2.481
0.808	(4.728)	(0.460)	1.880	1.057	2.507

(0.008)	—	—	—	(0.025)	(0.044)
—	(0.492)	(0.420)	(0.230)	(4.252)	(0.943)
(0.008)	(0.492)	(0.420)	(0.230)	(4.277)	(0.987)

$7.730	$6.930	$12.150	$13.030	$11.380	$14.600

10.87%	(40.55% )	(3.62% )	16.83%	9.04%	20.62%

$18,716	$17,529	$41,871	$25,220	$3,863	$20
1.45%	1.34%	1.29%	1.26%	1.02%	0.75%

1.79%	1.57%	1.47%	1.73%	2.53%	1.30%
0.30%	0.19%	(0.07% )	(0.13% )	0.20%	0.20%

(0.04% )	(0.04% )	(0.25% )	(0.60% )	(1.31% )	(0.35% )
72%	84%	104%	121%	104%	136%

17

Financial highlights
Delaware Small Cap Core Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[3]
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Date of commencement of operations; ratios have been annualized and total return has not been annualized.
3 The average shares outstanding method has been applied for per share information.
4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
5 The portfolio turnover is representative of the Fund for the entire year.

See accompanying notes

18

				8/1/05[2]
Six Months Ended	Year Ended			to
5/31/09[1]	11/30/08	11/30/07	11/30/06	11/30/05
(Unaudited)
$6.750	$11.940	$12.910	$11.360	$11.590

(0.015)	(0.055)	(0.105)	(0.106)	(0.021)
0.775	(4.643)	(0.445)	1.886	(0.209)
0.760	(4.698)	(0.550)	1.780	(0.230)

—	(0.492)	(0.420)	(0.230)	—
—	(0.492)	(0.420)	(0.230)	—

$7.510	$6.750	$11.940	$12.910	$11.360

10.44%	(41.03% )	(4.37% )	15.97%	(1.98%	)

$7,228	$7,494	$18,697	$11,777	$866
2.20%	2.09%	2.04%	2.01%	2.00%

2.49%	2.27%	2.17%	2.43%	5.14%
(0.45% )	(0.56% )	(0.82% )	(0.88% )	(0.56%	)

(0.74% )	(0.74% )	(0.95% )	(1.30% )	(3.71%	)
72%	84%	104%	121%	104%	[5]

19

Financial highlights
Delaware Small Cap Core Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[3]
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income (loss) to average net assets
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 As of November 30, 2005, the Delaware Small Cap Core Fund Class R had one share outstanding, representing the initial seed purchase. Shareholder data for this class prior to December 1, 2005 is not disclosed because management does not believe it to be meaningful.
3 The average shares outstanding method has been applied for per share information.
4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes

20

Six Months Ended	Year Ended
5/31/09[1]	11/30/08	11/30/07	11/30/06[2]
(Unaudited)
$6.870	$12.090	$13.000	$11.360

0.002	(0.005)	(0.042)	(0.047)
0.798	(4.723)	(0.448)	1.917
0.800	(4.728)	(0.490)	1.870

—	(0.492)	(0.420)	(0.230)
—	(0.492)	(0.420)	(0.230)

$7.670	$6.870	$12.090	$13.000

10.84%	(40.75% )	(3.86% )	16.78%

$3,403	$2,611	$3,100	$215
1.70%	1.59%	1.54%	1.51%

2.09%	1.87%	1.77%	2.03%
0.05%	(0.06% )	(0.32% )	(0.38% )

(0.34% )	(0.34% )	(0.55% )	(0.90% )
72%	84%	104%	121%

21

Financial highlights
Delaware Small Cap Core Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

22

Six Months Ended	Year Ended
5/31/09[1]	11/30/08	11/30/07	11/30/06	11/30/05	11/30/04
(Unaudited)
$6.970	$12.190	$13.040	$11.390	$14.600	$13.080

0.019	0.044	0.023	0.015	0.031	0.026
0.793	(4.772)	(0.453)	1.895	1.036	2.481
0.812	(4.728)	(0.430)	1.910	1.067	2.507

(0.032)	—	—	(0.030)	(0.025)	(0.044)
—	(0.492)	(0.420)	(0.230)	(4.252)	(0.943)
(0.032)	(0.492)	(0.420)	(0.260)	(4.277)	(0.987)

$7.750	$6.970	$12.190	$13.040	$11.390	$14.600

10.90%	(40.41% )	(3.38% )	17.13%	9.14%	20.62%

$25,423	$22,988	$31,176	$15,482	$6,645	$4,765
1.20%	1.09%	1.04%	1.01%	0.94%	0.75%

1.49%	1.27%	1.17%	1.43%	2.23%	1.00%
0.55%	0.44%	0.18%	0.12%	0.28%	0.20%

0.26%	0.26%	0.05%	(0.30% )	(1.01% )	(0.05% )
72%	84%	104%	121%	104%	136%

23

Notes to financial statements
Delaware Small Cap Core Fund	May 31, 2009 (Unaudited)

Delaware Group® Equity Funds V (Trust) is organized as a Delaware statutory trust and offers three series: Delaware Dividend Income Fund, Delaware Small Cap Core Fund and Delaware Small Cap Value Fund. These financial statements and the related notes pertain to Delaware Small Cap Core Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek long-term capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Investment companies are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are

24

“more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At May 31, 2009, the Fund held no investments in repurchase agreements.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and pays dividends from net investment income and distributions from net realized gains on investments, if any, annually.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $330 for the six months ended May 31, 2009. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

25

Notes to financial statements
Delaware Small Cap Core Fund

1. Significant Accounting Policies (continued)

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended May 31, 2009.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

Effective April 1, 2009, DMC has voluntarily agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, short sale and dividend interest expenses, certain insurance costs, and non-routine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, non-routine expenses)) do not exceed 1.45% of average daily net assets of the Fund until such time as the waivers are discontinued. For purposes of these waivers and reimbursements, non-routine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Fund’s Board and DMC. These expense waivers and reimbursements apply only to expenses paid directly by the Fund. Prior to April 1, 2009, annual operating expenses were contractually limited to 1.10% of average daily net assets of the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments® Family of Funds on a relative net asset value basis. For the six months ended May 31, 2009, the Fund was charged $1,250 for these services.

DSC also provides dividend disbursing and transfer agency services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

26

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the C shares and 0.60% of the average daily net assets of Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to waive distribution and service fees through March 31, 2010, in order to prevent distribution and service fees of Class A and Class R shares from exceeding 0.25% and 0.50%, respectively, of average daily net assets.

At May 31, 2009, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$33,954
Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	14,404
Distribution fees payable to DDLP	11,268
Other expenses payable to DMC and affiliates*	1,129

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended May 31, 2009, the Fund was charged $2,730 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the six months ended May 31, 2009, DDLP earned $1,581 for commissions on sales of the Fund’s Class A shares. For the six months ended May 31, 2009, DDLP received gross CDSC commissions of $90 and $388 on redemption of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the six months ended May 31, 2009, the Fund made purchases of $17,628,245 and sales of $19,096,760 of investment securities other than short-term investments.

At May 31, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At May 31, 2009, the cost of investments was $73,582,615. At May 31, 2009, net unrealized depreciation was $10,341,939, of which $2,762,011 related to unrealized appreciation of investments and $13,103,950 related to unrealized depreciation of investments.

27

Notes to financial statements
Delaware Small Cap Core Fund

3. Investments (continued)

The Fund applies Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. FAS 157 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the FAS 157 fair value hierarchy levels as of May 31, 2009:

Securities
Level 1	$55,703,607
Level 2	7,537,048
Level 3	21
Total	$63,240,676

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Balance as of 11/30/08	$17,567
Net change in unrealized appreciation/depreciation	(17,546)
Balance as of 5/31/09	$21

Net change in unrealized appreciation/depreciation from
investments still held as of 5/31/09	$(17,546)

28

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended May 31, 2009 and the year ended November 30, 2008 was as follows:

	Six Months	Year
	Ended	Ended
	5/31/09*	11/30/08
Ordinary income	$127,605	$1,033,856
Long-term capital gain	—	2,689,174
Total	$127,605	$3,723,030

*Tax information for the period ended May 31, 2009 is an estimate and the tax character of dividends and distributions may be redesignated at the fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of May 31, 2009, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$89,554,738
Undistributed ordinary income	60,566
Realized losses 12/1/08 – 5/31/09	(9,734,694)
Capital loss carryforwards as of 11/30/08	(14,768,765)
Unrealized depreciation of investments and foreign currencies	(10,341,939)
Net assets	$54,769,906

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

The undistributed earnings for the Fund are estimated pending final notification of the tax character of distributions received from investments in REITs.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currencies. Results of operations and net assets were not affected by these reclassifications. For the six months ended May 31, 2009, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

Undistributed net investment income	$(32)
Accumulated net realized loss	32

29

Notes to financial statements
Delaware Small Cap Core Fund

5. Components of Net Assets on a Tax Basis (continued)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carry forwards remaining at November 30, 2008 will expire as follows: $14,768,765 expires in 2016.

For the six months ended May 31, 2009, the Fund had capital losses of $9,734,694, which may increase the capital loss carryforwards.

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	5/31/09	11/30/08
Shares sold:
Class A	592,972	1,449,626
Class C	145,878	341,626
Class R	145,897	212,992
Institutional Class	514,138	1,644,887

Shares issued upon reinvestment of dividends and distributions:
Class A	2,392	124,512
Class C	—	61,494
Class R	—	11,097
Institutional Class	15,472	100,901
	1,416,749	3,947,135
Shares repurchased:
Class A	(703,335)	(2,490,369)
Class C	(293,795)	(858,886)
Class R	(81,832)	(100,739)
Institutional Class	(550,112)	(1,004,928)
	(1,629,074)	(4,454,922)
Net decrease	(212,325)	(507,787)

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $35,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum

30

of one third of their net assets under the agreement. The agreement expires on November 17, 2009. The Fund had no amounts outstanding as of May 31, 2009 or at any time during the period then ended.

8. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. At May, 31, 2009, the Collective Trust held only cash and assets with a maturity of one business day or less (Cash/Overnight Assets). The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Collective Trust other than the Cash/Overnight Assets to the BNY Mellon SL DBT II Liquidating Fund (the Liquidating Fund), effectively bifurcating the collateral investment pool. The Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Fund may also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan.

31

Notes to financial statements
Delaware Small Cap Core Fund

8. Securities Lending (continued)

The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At May 31, 2009, the value of securities on loan was $8,311,313, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the statement of net assets under the caption “Securities Lending Collateral”.

9. Credit and Market Risk

The Fund invests a significant portion of its assets in small-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended May 31, 2009. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of May 31, 2009, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

32

Other Fund information
(Unaudited)
Delaware Small Cap Core Fund

Board Consideration of Delaware Small Cap Core Fund Investment Advisory Agreement

At a meeting held on May 19-21, 2009 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for the Delaware Small Cap Core Fund (the “Fund”). In making its decision, the Board considered information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (“DMC”), which included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Fund, the costs of such services to the Fund, economies of scale and the financial condition and profitability of Delaware Investments. Reference was made to information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. In addition, in connection with the Annual Meeting, reports were provided in February 2009 and included independent historical and comparative reports prepared by Lipper Inc. (“Lipper”), an independent statistical compilation organization. The Lipper reports compared the Fund’s investment performance and expenses with those of other comparable mutual funds. The independent Trustees reviewed and discussed the Lipper reports with counsel to the independent Trustees. The Board requested and received information regarding Management’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; the investment manager’s profitability; and any constraints or limitations on the availability of securities in certain investment styles which had in the past year inhibited, or which were likely in the future to inhibit, DMC’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of the Fund’s advisory agreement, the independent Trustees received assistance and advice from and met separately with counsel to the independent Trustees. Although the Trustees gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, Extent and Quality of Service. The Board considered the services provided by Delaware Investments to the Fund and its shareholders. In reviewing the nature, extent and quality of services, the Board considered reports furnished to it throughout the year which covered matters such as the relative performance of the Fund, compliance of portfolio managers with the investment policies, strategies and restrictions for the Fund, compliance by Management personnel with the Code of Ethics adopted throughout the Delaware Investments® Family of Funds complex and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Fund’s investment advisor and the emphasis placed on research in the investment process. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to fund matters. The

33

Other Fund information
(Unaudited)
Delaware Small Cap Core Fund

Board Consideration of Delaware Small Cap Core Fund Investment Advisory Agreement (continued)

Board also considered the transfer agent and shareholder services provided to Fund shareholders by DMC’s affiliate, Delaware Service Company, Inc. (“DSC”), noting DSC’s high level of service. The Board noted that Management finished upgrading investment accounting functions through outsourcing to improve the quality and lower the cost of delivering investment accounting services to the Fund. The Board once again noted the benefits provided to Fund shareholders through each shareholder’s ability to exchange an investment in one Delaware Investments® fund for the same class of shares in another Delaware Investments fund without a sales charge, to reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware Investments funds and the privilege to combine holdings in other Delaware Investments funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

Investment Performance. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past one-, three-, five- and ten-year periods ended December 31, 2008. The Board’s objective is that the Fund’s performance for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Fund and the Board’s view of such performance.

The Performance Universe for the Fund consisted of the Fund and all retail and institutional small-cap core funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one- and ten-year periods was in the second quartile of its Performance Universe. The report further showed that the Fund’s total return for the three- and five-year periods was in the third quartile. The Board determined that the Fund’s performance results were mixed but on an overall basis tended toward median. The Board also observed the improvement in one-year relative performance in 2008. Accordingly, the Board was satisfied that Management was taking action to improve Fund performance and to meet the Board’s performance objective.

34

Comparative Expenses. The Board considered expense comparison data for the Delaware Investments® Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Fund as of October 31, 2008 and, for comparative funds, information as of their respective fiscal year end occurring on or before August 31, 2008. The Board also focused on the comparative analysis of effective management fees and total expense ratios of the Fund versus effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Fund’s total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A shares and comparative total expenses including 12b-1 and non 12b-1 service fees. The Board considered fees paid to Delaware Investments for non management services. The Board’s objective is to limit the Fund’s total expense ratio to be competitive with that of the Expense Group. The following paragraph summarizes the expense results for the Fund and the Board’s view of such expenses.

The expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to those of its Expense Group as shown in the Lipper report.

Management Profitability. The Board considered the level of profits realized by Delaware Investments in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflect recent operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of Delaware Investments.

35

Other Fund information
(Unaudited)
Delaware Small Cap Core Fund

Board Consideration of Delaware Small Cap Core Fund Investment Advisory Agreement (continued)

Economies of Scale. The Trustees considered whether economies of scale are realized by Delaware Investments as the Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case on all assets when the asset levels specified are exceeded. The Board noted that the fee under the Fund’s management contract fell within the standard structure. Although the Fund has not reached a size at which it can take advantage of breakpoints, the Board recognized that the fee was structured so that when the Fund grows, economies of scale may be shared.

36

About the organization

This semiannual report is for the information of Delaware Small Cap Core Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Small Cap Core Fund and the Delaware Investments® Fund profile for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of trustees

Patrick P. Coyne	Ann R. Leven
Chairman, President, and	Consultant
Chief Executive Officer	ARL Associates
Delaware Investments Family of Funds	New York, NY
Philadelphia, PA
Thomas F. Madison
Thomas L. Bennett	President and Chief Executive Officer
Private Investor	MLM Partners, Inc.
Rosemont, PA	Minneapolis, MN

John A. Fry	Janet L. Yeomans
President	Vice President and Treasurer
Franklin & Marshall College	3M Corporation
Lancaster, PA	St. Paul, MN

Anthony D. Knerr	J. Richard Zecher
Founder and Managing Director	Founder
Anthony Knerr & Associates	Investor Analytics
New York, NY	Scottsdale, AZ

Lucinda S. Landreth
Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

37

About the organization

Affiliated officers	Contact information

David F. Connor	Investment manager
Vice President, Deputy General Counsel, and	Delaware Management Company, a series of
Secretary	Delaware Management Business Trust
Delaware Investments® Family of Funds	Philadelphia, PA
Philadelphia, PA
National distributor
Daniel V. Geatens	Delaware Distributors, L.P.
Vice President and Treasurer	Philadelphia, PA
Delaware Investments Family of Funds
Philadelphia, PA	Shareholder servicing, dividend disbursing,
and transfer agent
David P. O’Connor	Delaware Service Company, Inc.
Senior Vice President, General Counsel,	2005 Market Street
and Chief Legal Officer	Philadelphia, PA 19103-7094
Delaware Investments Family of Funds
Philadelphia, PA	For shareholders
800 523-1918
Richard Salus
Senior Vice President and	For securities dealers and financial
Chief Financial Officer	institutions representatives only
Delaware Investments Family of Funds	800 362-7500
Philadelphia, PA
Web site
www.delawareinvestments.com

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s Web site at www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s Web site at www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s Web site at www.delawareinvestments.com; and (ii) on the Commission’s Web site at www.sec.gov.

38

Semiannual report

Delaware Small Cap Value Fund

May 31, 2009

Value equity mutual fund

Disclosure of Fund expenses	1

Sector allocation and top 10 holdings	3

Statement of net assets	4

Statement of operations	10

Statements of changes in net assets	12

Financial highlights	14

Notes to financial statements	24

Other Fund information	34

About the organization	38

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management
Business Trust, which is a registered investment advisor.

© 2009 Delaware Distributors, L.P.

All third-party trademarks cited are the property of their respective owners.

Disclosure of Fund expenses
For the period December 1, 2008 to May 31, 2009

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period December 1, 2008 to May 31, 2009.

Actual expenses

The first section of the table shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

Delaware Small Cap Value Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	12/1/08	5/31/09	Expense Ratio	12/1/08 to 5/31/09*
Actual Fund return
Class A	$1,000.00	$1,076.40	1.42%	$7.35
Class B	1,000.00	1,075.80	2.17%	11.23
Class C	1,000.00	1,076.40	2.17%	11.23
Class R	1,000.00	1,078.20	1.67%	8.65
Institutional Class	1,000.00	1,077.50	1.17%	6.06
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,017.85	1.42%	$7.14
Class B	1,000.00	1,014.11	2.17%	10.90
Class C	1,000.00	1,014.11	2.17%	10.90
Class R	1,000.00	1,016.60	1.67%	8.40
Institutional Class	1,000.00	1,019.10	1.17%	5.89

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

2

Sector allocation and top 10 holdings
Delaware Small Cap Value Fund	As of May 31, 2009

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one Fund being different than another Fund’s sector designations.

Sector	Percentage of net assets
Common Stock	97.83%
Basic Industry	9.88%
Business Services	3.19%
Capital Spending	7.61%
Consumer Cyclical	2.25%
Consumer Services	16.42%
Consumer Staples	1.77%
Energy	7.11%
Financial Services	21.35%
Health Care	3.90%
Real Estate	4.17%
Technology	14.85%
Transportation	3.16%
Utilities	2.17%
Discount Note	2.51%
Securities Lending Collateral	9.14%
Total Value of Securities	109.48%
Obligation to Return Securities Lending Collateral	(9.46%)
Liabilities Net of Receivables and Other Assets	(0.02%)
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Holdings
Tech Data	2.60%
Platinum Underwriters Holdings	2.45%
FMC	2.42%
Crown Holdings	2.18%
Newfield Exploration	2.15%
Whiting Petroleum	1.95%
Synopsys	1.92%
Universal Health Services Class B	1.88%
Walter Industries	1.82%
Albemarle	1.74%

3

Statement of net assets
Delaware Small Cap Value Fund	May 31, 2009 (Unaudited)

		Number of shares	Value
Common Stock – 97.83%
Basic Industry – 9.88%
*	Albemarle	181,700	$5,127,574
*	Arch Coal	68,000	1,260,040
†	Crown Holdings	273,900	6,436,658
	Cytec Industries	167,400	3,595,752
	FMC	131,100	7,125,285
	Kaiser Aluminum	52,800	1,640,496
	Valspar	173,300	3,959,905
			29,145,710
Business Services – 3.19%
	Brink’s	132,900	3,533,811
†	Brink’s Home Security Holdings	136,000	3,916,800
†	United Stationers	52,359	1,874,976
	Viad	4,800	70,272
			9,395,859
Capital Spending – 7.61%
	Actuant Class A	225,000	2,763,000
*†	Casella Waste Systems	89,700	224,250
†	Colfax	47,000	382,580
†	Gardner Denver	126,300	3,579,342
	Harsco	109,600	3,184,976
	Insteel Industries	161,400	1,391,268
	Mueller Water Products Class A	176,888	638,566
*	Regal Beloit	73,100	2,888,181
	Wabtec	57,000	2,033,760
*	Walter Industries	164,700	5,375,808
			22,461,731
Consumer Cyclical – 2.25%
	Autoliv	46,700	1,297,326
	MDC Holdings	147,300	4,523,583
†	Walter Investment Management	60,116	811,559
			6,632,468
Consumer Services – 16.42%
	Advance Auto Parts	90,700	3,862,913
*	Bebe Stores	152,700	1,230,762
	Cato Class A	247,700	4,765,748
†	CEC Entertainment	99,900	3,209,787
*†	Children’s Place Retail Stores	55,000	1,975,050
*†	Collective Brands	99,500	1,468,620
†	Dollar Tree Stores	73,600	3,295,072

4

		Number of shares	Value
Common Stock (continued)
Consumer Services (continued)
	Finish Line Class A	214,500	$1,482,195
†	Genesco	96,700	2,493,893
†	Jack in the Box	146,700	3,858,210
	Men’s Wearhouse	196,000	3,349,640
*	Meredith	118,200	3,186,672
	Movado Group	104,500	792,110
	PETsMART	160,100	3,259,636
	Phillips-Van Heusen	56,700	1,670,949
	Ross Stores	37,200	1,456,752
†	Skechers USA Class A	94,800	900,600
*	Stage Stores	213,400	2,588,542
†	Warnaco Group	87,000	2,749,200
	Wolverine World Wide	29,750	589,348
†	Zale	62,400	243,360
			48,429,059
Consumer Staples – 1.77%
	American Greetings Class A	107,600	737,060
	Del Monte Foods	549,700	4,496,546
			5,233,606
Energy – 7.11%
†	Encore Acquisition	70,800	2,512,692
*†	Forest Oil	130,700	2,484,607
*†	Newfield Exploration	175,800	6,349,896
	Southwest Gas	186,400	3,873,392
*†	Whiting Petroleum	122,600	5,745,036
			20,965,623
Financial Services – 21.35%
	Bank of Hawaii	135,000	5,053,050
	Berkley (W.R.)	211,400	4,585,266
	Boston Private Financial Holdings	304,900	1,518,402
	Community Bank System	121,900	1,889,450
	CVB Financial	125,400	796,290
	East West Bancorp	260,400	2,101,428
	First Midwest Bancorp	161,700	1,406,790
	Hancock Holding	134,900	4,712,057
	Harleysville Group	159,400	4,668,826
	Independent Bank	167,600	3,405,632
	Infinity Property & Casualty	131,500	4,840,515
	IPC Holdings	136,100	3,382,085

5

Statement of net assets
Delaware Small Cap Value Fund

		Number of shares	Value
Common Stock (continued)
Financial Services (continued)
	NBT Bancorp	229,900	$5,044,006
	Platinum Underwriters Holdings	250,200	7,213,265
	S&T Bancorp	76,300	1,139,922
	Selective Insurance Group	343,000	4,531,030
*	StanCorp Financial Group	54,500	1,690,590
	Sterling Bancshares	569,100	3,608,094
	Wesbanco	85,000	1,396,550
			62,983,248
Health Care – 3.90%
†	Alliance HealthCare Services	179,100	1,235,790
*	Service Corporation International	575,400	3,078,390
	STERIS	70,500	1,665,915
	Universal Health Services Class B	100,700	5,531,451
			11,511,546
Real Estate – 4.17%
*	Brandywine Realty Trust	252,937	1,884,381
	Education Realty Trust	203,400	947,844
	Highwoods Properties	205,300	4,643,886
	Washington Real Estate Investment Trust	220,900	4,828,874
			12,304,985
Technology – 14.85%
*†	Amkor Technology	465,300	2,112,462
†	Brocade Communications Systems	359,500	2,638,730
†	Checkpoint Systems	166,600	2,339,064
†	Cirrus Logic	703,700	2,737,393
†	Compuware	399,600	3,048,948
†	Electronics for Imaging	65,700	668,169
*†	ON Semiconductor	287,000	1,965,950
†	Parametric Technology	302,500	3,502,950
†	Premiere Global Services	291,850	3,493,445
*@	QAD	218,000	649,640
*†	Sybase	142,700	4,642,031
†	Synopsys	291,500	5,678,420
*†	Tech Data	239,400	7,665,588
†	Vishay Intertechnology	483,000	2,670,990
			43,813,780

6

	Number of shares	Value
Common Stock (continued)
Transportation – 3.16%
* Alexander & Baldwin	168,700	$4,175,325
*† Kirby	101,100	3,398,982
† Saia	125,900	1,731,125
		9,305,432
Utilities – 2.17%
Black Hills	75,200	1,609,280
† El Paso Electric	259,000	3,429,160
* Otter Tail	72,500	1,375,325
		6,413,765
Total Common Stock (cost $317,549,799)		288,596,812

	Principal amount
≠Discount Note – 2.51%
Federal Home Loan Bank 0.07% 6/1/09	$7,414,047	7,414,047
Total Discount Note (cost $7,414,047)		7,414,047

Total Value of Securities Before Securities
Lending Collateral – 100.34% (cost $324,963,846)		296,010,859

	Number of shares
Securities Lending Collateral** – 9.14%
Investment Companies
Mellon GSL DBT II Collateral Fund	8,824,315	8,824,315
BNY Mellon SL DBT II Liquidating Fund	18,705,605	18,152,266
†Mellon GSL Reinvestment Trust II	392,139	39
Total Securities Lending Collateral (cost $27,922,059)		26,976,620

Total Value of Securities – 109.48%
(cost $352,885,905)		322,987,479 ©
Obligation to Return Securities Lending
Collateral** – (9.46%)		(27,922,059)
Liabilities Net of Receivables and
Other Assets – (0.02%)		(56,378)
Net Assets Applicable to 13,134,948
Shares Outstanding – 100.00%		$295,009,042

7

Statement of net assets
Delaware Small Cap Value Fund

Net Asset Value – Delaware Small Cap Value Fund
Class A ($210,789,461 / 9,175,528 Shares)	$22.97
Net Asset Value – Delaware Small Cap Value Fund
Class B ($18,736,633 / 910,214 Shares)	$20.58
Net Asset Value – Delaware Small Cap Value Fund
Class C ($40,662,509 / 1,976,243 Shares)	$20.58
Net Asset Value – Delaware Small Cap Value Fund
Class R ($13,851,434 / 612,500 Shares)	$22.61
Net Asset Value – Delaware Small Cap Value Fund
Institutional Class ($10,969,005 / 460,463 Shares)	$23.82

Components of Net Assets at May 31, 2009:
Shares of beneficial interest (unlimited authorization – no par)	$347,203,681
Undistributed net investment income	384,566
Accumulated net realized loss on investments	(22,680,779)
Net unrealized depreciation of investments	(29,898,426)
Total net assets	$295,009,042

*	Fully or partially on loan.
**	See Note 8 in “Notes to financial statements.”
@	Illiquid security. At May 31, 2009, the aggregate amount of illiquid securities was $649,640, which represented 0.22% of the Fund’s net assets.
©	Includes $29,287,671 of securities loaned.
†	Non income producing security.
≠	The rate shown is the effective yield at the time of purchase.

Net Asset Value and Offering Price Per Share –
Delaware Small Cap Value Fund
Net asset value Class A (A)	$22.97
Sales charge (5.75% of offering price) (B)	1.40
Offering price	$24.37

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $50,000 or more.

See accompanying notes

8

Statement of operations
Delaware Small Cap Value Fund	Six Months Ended May 31, 2009 (Unaudited)

Investment Income:
Dividends	$2,667,633
Interest	7,587
Securities lending income	62,950
Foreign tax withheld	(3,032)	$2,735,138

Expenses:
Management fees	1,027,316
Dividend disbursing and transfer agent fees and expenses	683,140
Distribution expenses – Class A	289,267
Distribution expenses – Class B	92,324
Distribution expenses – Class C	194,354
Distribution expenses – Class R	36,579
Accounting and administration expenses	54,790
Registration fees	45,133
Reports and statements to shareholders	39,459
Audit & tax	31,383
Legal fees	28,853
Trustees’ fees	10,004
Insurance fees	3,902
Custodian fees	2,237
Consulting fees	2,012
Pricing fees	1,460
Trustees’ expenses	1,087
Dues and services	748	2,544,048
Less fees waived		(329,296)
Less waiver of distribution expenses – Class A		(48,216)
Less waiver of distribution expenses – Class R		(6,097)
Total expenses		2,160,439
Net Investment Income		574,699

10

Net Realized and Unrealized Gain (Loss) on Investments
and Foreign Currencies:
Net realized loss on:
Investments	(22,013,196)
Foreign currencies	(246)
Net realized loss	(22,013,442)
Net change in unrealized appreciation/depreciation of investments	40,701,129
Net Realized and Unrealized Gain on Investments
and Foreign Currencies	18,687,687

Net Increase in Net Assets Resulting from Operations	$19,262,386

See accompanying notes

11

Statements of changes in net assets
Delaware Small Cap Value Fund

	Six Months	Year
	Ended	Ended
	5/31/09	11/30/08
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$574,699	$346,571
Net realized loss on investments and
foreign currencies	(22,013,442)	(283,632)
Net change in unrealized appreciation/depreciation
of investments	40,701,129	(169,042,827)
Net increase (decrease) in net assets resulting
from operations	19,262,386	(168,979,888)

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(565,076)	—
Institutional Class	(83,885)	—

Net realized gain on investments:
Class A	—	(36,249,009)
Class B	—	(5,369,287)
Class C	—	(9,806,574)
Class R	—	(2,003,395)
Institutional Class	—	(2,385,198)
	(648,961)	(55,813,463)

Capital Share Transactions:
Proceeds from shares sold:
Class A	21,653,048	44,883,012
Class B	192,186	365,548
Class C	1,696,224	6,866,414
Class R	3,024,264	7,231,904
Institutional Class	1,832,058	4,930,839

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	530,916	34,396,594
Class B	—	5,029,038
Class C	—	9,210,483
Class R	—	2,003,388
Institutional Class	83,443	2,364,526
	29,012,139	117,281,746

12

	Six Months	Year
	Ended	Ended
	5/31/09	11/30/08
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	(30,479,345)	(111,709,459)
Class B	(4,296,715)	(19,676,154)
Class C	(7,721,882)	(33,121,658)
Class R	(2,914,244)	(8,648,107)
Institutional Class	(5,488,404)	(9,724,384)
	(50,900,590)	(182,879,762)
Decrease in net assets derived from capital share transactions	(21,888,451)	(65,598,016)
Net Decrease in Net Assets	(3,275,026)	(290,391,367)

Net Assets:
Beginning of period	298,284,068	588,675,435
End of period (including undistributed net investment
income of $384,566 and $459,074, respectively)	$295,009,042	$298,284,068

See accompanying notes

13

Financial highlights
Delaware Small Cap Value Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers by the manager and distributor, as applicable. Performance would have been lower had the waivers not been in effect.

See accompanying notes

14

Six Months Ended	Year Ended
5/31/09[1]	11/30/08	11/30/07	11/30/06	11/30/05	11/30/04
(Unaudited)
$21.340	$36.000	$41.970	$39.110	$39.640	$35.220

0.057	0.072	(0.050)	(0.047)	(0.075)	(0.105)
1.633	(11.314)	(2.647)	5.960	4.170	6.879
1.690	(11.242)	(2.697)	5.913	4.095	6.774

(0.060)	—	—	—	—	—
—	(3.418)	(3.273)	(3.053)	(4.625)	(2.354)
(0.060)	(3.418)	(3.273)	(3.053)	(4.625)	(2.354)

$22.970	$21.340	$36.000	$41.970	$39.110	$39.640

7.64%	(34.55% )	(6.90% )	16.26%	11.42%	20.52%

$210,789	$205,439	$389,129	$493,193	$409,567	$270,332
1.42%	1.44%	1.37%	1.41%	1.44%	1.54%

1.71%	1.52%	1.42%	1.44%	1.44%	1.54%
0.58%	0.25%	(0.12% )	(0.12% )	(0.20% )	(0.30% )

0.29%	0.17%	(0.17% )	(0.15% )	(0.20% )	(0.30% )
21%	13%	23%	36%	33%	35%

15

Financial highlights
Delaware Small Cap Value Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

16

Six Months Ended	Year Ended
5/31/09[1]	11/30/08	11/30/07	11/30/06	11/30/05	11/30/04
(Unaudited)
$19.130	$ 32.860	$38.860	$36.690	$37.690	$33.820

(0.009)	(0.127)	(0.314)	(0.306)	(0.311)	(0.334)
1.459	(10.185)	(2.413)	5.529	3.936	6.558
1.450	(10.312)	(2.727)	5.223	3.625	6.224

—	(3.418)	(3.273)	(3.053)	(4.625)	(2.354)
—	(3.418)	(3.273)	(3.053)	(4.625)	(2.354)

$20.580	$19.130	$32.860	$38.860	$36.690	$37.690

7.58%	(35.08% )	(7.59% )	15.38%	10.68%	19.69%

$18,737	$21,825	$54,684	$94,495	$110,684	$111,348
2.17%	2.19%	2.12%	2.14%	2.14%	2.24%

2.41%	2.22%	2.12%	2.14%	2.14%	2.24%
(0.17% )	(0.50% )	(0.87% )	(0.85% )	(0.90% )	(1.00% )

(0.41% )	(0.53% )	(0.87% )	(0.85% )	(0.90% )	(1.00% )
21%	13%	23%	36%	33%	35%

17

Financial highlights
Delaware Small Cap Value Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

18

Six Months Ended	Year Ended
5/31/09[1]	11/30/08	11/30/07	11/30/06	11/30/05	11/30/04
(Unaudited)
$19.120	$32.850	$38.840	$36.670	$37.680	$33.810

(0.009)	(0.126)	(0.314)	(0.306)	(0.313)	(0.333)
1.469	(10.186)	(2.403)	5.529	3.928	6.557
1.460	(10.312)	(2.717)	5.223	3.615	6.224

—	(3.418)	(3.273)	(3.053)	(4.625)	(2.354)
—	(3.418)	(3.273)	(3.053)	(4.625)	(2.354)

$20.580	$19.120	$32.850	$38.840	$36.670	$37.680

7.64%	(35.05% )	(7.56% )	15.39%	10.65%	19.69%

$40,663	$44,339	$97,428	$145,385	$119,968	$66,313
2.17%	2.19%	2.12%	2.14%	2.14%	2.24%

2.41%	2.22%	2.12%	2.14%	2.14%	2.24%
(0.17% )	(0.50% )	(0.87% )	(0.85% )	(0.90% )	(1.00% )

(0.41% )	(0.53% )	(0.87% )	(0.85% )	(0.90% )	(1.00% )
21%	13%	23%	36%	33%	35%

19

Financial highlights
Delaware Small Cap Value Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income (loss) to average net assets
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers by the manager and distributor, as applicable. Performance would have been lower had the waivers not been in effect.

See accompanying notes

20

Six Months Ended	Year Ended
5/31/09[1]	11/30/08	11/30/07	11/30/06	11/30/05	11/30/04
(Unaudited)
$20.970	$35.530	$41.550	$38.840	$39.480	$35.190

0.032	(0.002)	(0.146)	(0.138)	(0.169)	(0.209)
1.608	(11.140)	(2.601)	5.901	4.154	6.853
1.640	(11.142)	(2.747)	5.763	3.985	6.644

—	(3.418)	(3.273)	(3.053)	(4.625)	(2.354)
—	(3.418)	(3.273)	(3.053)	(4.625)	(2.354)

$22.610	$20.970	$35.530	$41.550	$38.840	$39.480

7.82%	(34.74% )	(7.11% )	15.97%	11.15%	20.15%

$13,851	$12,761	$21,126	$20,564	$10,574	$4,539
1.67%	1.69%	1.62%	1.64%	1.70%	1.84%

2.01%	1.82%	1.72%	1.74%	1.74%	1.84%
0.33%	—	(0.37% )	(0.35% )	(0.46% )	(0.60% )

(0.01% )	(0.13% )	(0.47% )	(0.45% )	(0.50% )	(0.60% )
21%	13%	23%	36%	33%	35%

21

Financial highlights
Delaware Small Cap Value Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

22

Six Months Ended	Year Ended
5/31/09[1]	11/30/08	11/30/07	11/30/06	11/30/05	11/30/04
(Unaudited)
$22.170	$37.190	$43.140	$40.020	$40.350	$35.700

0.083	0.148	0.049	0.058	0.036	—
1.700	(11.750)	(2.726)	6.115	4.259	7.004
1.783	(11.602)	(2.677)	6.173	4.295	7.004

(0.133)	—	—	—	—	—
—	(3.418)	(3.273)	(3.053)	(4.625)	(2.354)
(0.133)	(3.418)	(3.273)	(3.053)	(4.625)	(2.354)

$23.820	$22.170	$37.190	$43.140	$40.020	$40.350

7.75%	(34.38% )	(6.65% )	16.56%	11.77%	20.88%

$10,969	$13,920	$26,308	$37,033	$30,918	$23,731
1.17%	1.19%	1.12%	1.14%	1.14%	1.24%

1.41%	1.22%	1.12%	1.14%	1.14%	1.24%
0.83%	0.50%	0.13%	0.15%	0.10%	—

0.59%	0.47%	0.13%	0.15%	0.10%	—
21%	13%	23%	36%	33%	35%

23

Notes to financial statements
Delaware Small Cap Value Fund	May 31, 2009 (Unaudited)

Delaware Group® Equity Funds V (Trust) is organized as a Delaware statutory trust and offers three series: Delaware Dividend Income Fund, Delaware Small-Cap Core Fund and Delaware Small Cap Value Fund. These financial statements and the related notes pertain to Delaware Small Cap Value Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may only be purchased through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Investment companies are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair value will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

24

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At May 31, 2009, the Fund held no investments in repurchase agreements.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the

25

Notes to financial statements
Delaware Small Cap Value Fund

1. Significant Accounting Policies (continued)

securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The financial statements reflect an estimate of the reclassification of the distributions character. The Fund declares and pays dividends from net investment income and distributions from net realized gains on investments, if any, annually.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended May 31, 2009.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the period ended May 31, 2009.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

Effective April 1, 2009, DMC has voluntarily agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that total annual operating expenses, (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, short sale and dividend interest expenses, certain insurance costs, and non-routine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) do not exceed 1.19% of average daily net assets of the Fund until such time as the waivers are discontinued. These expense waivers and reimbursements may be discontinued at any time because they are voluntary, and they apply only to expenses paid directly by the Fund. Prior to April 1, 2009, the waiver was contractually limited to 1.16% of the Fund’s average daily net assets.

26

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments® Family of Funds on a relative net asset value basis. For the six months ended May 31, 2009, the Fund was charged $6,849 for these services.

DSC also provides dividend disbursing and transfer agency services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to waive distribution and service fees through March 31, 2010, in order to prevent distribution and service fees of Class A and Class R shares from exceeding 0.25% and 0.50%, respectively, of average daily net assets.

At May 31, 2009, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$147,791
Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	94,417
Distribution fees payable to DDLP	99,782
Other expenses payable to DMC and affiliates*	9,326

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended May 31, 2009, the Fund was charged $14,658 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the six months ended May 31, 2009, DDLP earned $7,089 for commissions on sales of the Fund’s Class A shares. For the six months ended May 31, 2009, DDLP received gross CDSC commissions of $29, $16,043 and $2,353 on redemption of the Fund’s Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares.

27

Notes to financial statements
Delaware Small Cap Value Fund

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the six months ended May 31, 2009, the Fund made purchases of $28,270,486 and sales of $39,791,963 of investment securities other than short-term investments.

At May 31, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At May 31, 2009, the cost of investments was $ 352,995,018. At May 31, 2009, net unrealized depreciation was $30,007,539, of which $49,476,261 related to unrealized appreciation of investments and $79,483,800 related to unrealized depreciation of investments.

The Fund applies Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the FAS 157 fair value hierarchy levels as of May 31, 2009:

Securities
Level 1	$297,421,127
Level 2	25,566,313
Level 3	39
Total	$322,987,479

28

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Balance as of 11/30/08	$32,155
Net change in unrealized appreciation/depreciation	(32,116)
Balance as of 5/31/09	$39

Net change in unrealized appreciation/depreciation from
investments still held as of 5/31/09	$(32,116)

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended May 31, 2009 and the year ended November 30, 2008 was as follows:

	Six Months	Year
	Ended	Ended
	5/31/09*	11/30/08
Ordinary income	$648,961	$316,226
Long-term capital gain	—	55,497,237
Total	$648,961	$55,813,463

*Tax information for the period ended May 31, 2009 is an estimate and the tax character of dividends and distributions may be redesignated at the fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of May 31, 2009, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$347,203,681
Undistributed ordinary income	384,566
Realized losses 12/1/08 – 5/31/09	(22,187,712)
Capital loss carryforwards as of 11/30/08	(383,954)
Unrealized depreciation of investments	(30,007,539)
Net assets	$295,009,042

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales. The undistributed earnings for the Fund are estimated pending final notification of the tax character of distributions received from investments in REITs.

29

Notes to financial statements
Delaware Small Cap Value Fund

5. Components of Net Assets on a Tax Basis (continued)

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the six months ended May 31, 2009, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

Undistributed net investment income	$(246)
Accumulated net realized loss	246

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carry forwards remaining at November 30, 2008 will expire as follows: $383,954 expires in 2016.

For the six months ended May 31, 2009, the Fund had capital losses of $22,187,712, which may increase the capital loss carryforwards.

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	5/31/09	11/30/08
Shares sold:
Class A	1,047,949	1,465,800
Class B	10,075	13,363
Class C	91,765	258,185
Class R	151,334	244,933
Institutional Class	87,833	156,706

Shares issued upon reinvestment of dividends and distributions:
Class A	25,004	1,044,854
Class B	—	169,157
Class C	—	310,013
Class R	—	61,776
Institutional Class	3,795	69,300
	1,417,755	3,794,087
Shares repurchased:
Class A	(1,524,641)	(3,691,741)
Class B	(240,601)	(705,823)
Class C	(434,055)	(1,215,902)
Class R	(147,287)	(292,915)
Institutional Class	(258,883)	(305,651)
	(2,605,467)	(6,212,032)
Net decrease	(1,187,712)	(2,417,945)

30

For the six months ended May 31, 2009 and the year ended November 30, 2008, 73,912 Class B shares were converted to 66,316 Class A shares valued at $1,340,136 and 202,901 Class B shares were converted to 183,322 Class A shares valued at $5,984,507, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table on the previous page and the statements of changes in net assets.

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $35,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. Participants may borrow up to a maximum of one third of their net assets under the agreement. The agreement expires on November 17, 2009. The Fund had no amounts outstanding as of May 31, 2009, or at any time during the period then ended.

8. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. At May 31, 2009, the Collective Trust held only cash and assets with a maturity of one business day or less (Cash/Overnight Assets). The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Collective Trust other than the Cash/Overnight Assets to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the collateral investment pool. The Fund’s exposure to the Liquidating Fund

31

Notes to financial statements
Delaware Small Cap Value Fund

8. Securities Lending (continued)

is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At May 31, 2009, the value of the securities on loan was $ 29,287,671, for which the Fund received collateral, comprised of non-cash collateral valued at $2,567,000, and cash collateral of $27,922,059. Investments purchased with cash collateral are presented on the statement of net assets under the caption “Securities Lending Collateral.”

9. Credit and Market Risk

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended May 31, 2009. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

32

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of May 31, 2009, there were no Rule 144A securities. Illiquid securities have been identified on the statement of net assets.

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

33

Other Fund information
(Unaudited)
Delaware Small Cap Value Fund

Board Consideration of Delaware Small Cap Value Fund Investment Advisory Agreement

At a meeting held on May 19-21, 2009 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for the Delaware Small Cap Value Fund (the “Fund”). In making its decision, the Board considered information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (“DMC”), which included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Fund, the costs of such services to the Fund, economies of scale and the financial condition and profitability of Delaware Investments. Reference was made to information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. In addition, in connection with the Annual Meeting, reports were provided in February 2009 and included independent historical and comparative reports prepared by Lipper Inc. (“Lipper”), an independent statistical compilation organization. The Lipper reports compared the Fund’s investment performance and expenses with those of other comparable mutual funds. The independent Trustees reviewed and discussed the Lipper reports with counsel to the independent Trustees. The Board requested and received information regarding Management’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; the investment manager’s profitability; and any constraints or limitations on the availability of securities in certain investment styles which had in the past year inhibited, or which were likely in the future to inhibit, DMC’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of the Fund’s advisory agreement, the independent Trustees received assistance and advice from and met separately with counsel to the independent Trustees. Although the Trustees gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, Extent and Quality of Service. The Board considered the services provided by Delaware Investments to the Fund and its shareholders. In reviewing the nature, extent and quality of services, the Board considered reports furnished to it throughout the year which covered matters such as the relative performance of the Fund, compliance of portfolio managers with the investment policies, strategies and restrictions for the Fund, compliance by Management personnel with the Code of Ethics adopted throughout the Delaware Investments® Family of Funds complex and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Fund’s investment advisor and the emphasis placed on research in the investment process. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to fund matters. The Board also

34

considered the transfer agent and shareholder services provided to Fund shareholders by DMC’s affiliate, Delaware Service Company, Inc. (“DSC”), noting DSC’s high level of service. The Board noted that Management finished upgrading investment accounting functions through outsourcing to improve the quality and lower the cost of delivering investment accounting services to the Fund. The Board once again noted the benefits provided to Fund shareholders through each shareholder’s ability to exchange an investment in one Delaware Investments® fund for the same class of shares in another Delaware Investments fund without a sales charge, to reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware Investments funds and the privilege to combine holdings in other Delaware Investments funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

Investment Performance. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past one-, three-, five- and ten-year periods ended December 31, 2008. The Board’s objective is that the Fund’s performance for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Fund and the Board’s view of such performance.

The Performance Universe for the Fund consisted of the Fund and all retail and institutional small-cap value funds as selected by Lipper. The Lipper report showed that the Fund’s total return for the one- and five-year periods was in the second quartile of its Performance Universe. The report further showed that the Fund’s total return for the three- and ten-year periods was in the third quartile. The Board noted the improvement in one-year relative performance in 2008. The Fund’s performance results were mixed but on an overall basis tended toward median, which was acceptable.

Comparative Expenses. The Board considered expense comparison data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Fund as of October 31, 2008 and, for comparative funds, information as of their respective fiscal year end occurring on or before August 31, 2008. The Board also focused on the comparative analysis of effective management fees and total expense ratios of the Fund versus effective management fees and expense ratios of a group of similar funds as selected by

35

Other Fund information
(Unaudited)
Delaware Small Cap Value Fund

Board Consideration of Delaware Small Cap Value Fund Investment Advisory Agreement (continued)

Lipper (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Fund’s total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A shares and comparative total expenses including 12b-1 and non-12b 1 service fees. The Board considered fees paid to Delaware Investments for non management services. The Board’s objective is to limit the Fund’s total expense ratio to be competitive with that of the Expense Group. The following paragraph summarizes the expense results for the Fund and the Board’s view of such expenses.

The expense comparisons for the Fund showed that its actual management fee was in the quartile with the lowest expenses of its Expense Group and its total expenses were in the quartile with the second highest expenses of its Expense Group. The Board gave favorable consideration to the Fund’s management fee, but noted that the Fund’s total expenses were not in line with the Board’s objective. In evaluating the total expenses, the Board considered various initiatives implemented by Management, such as the outsourcing of certain transfer agency and investment accounting services, creating an opportunity for a reduction in expenses. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and bring it in line with the Board’s objective.

Management Profitability. The Board considered the level of profits realized by Delaware Investments in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments® Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflect recent operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of Delaware Investments.

36

Economies of Scale. The Trustees considered whether economies of scale are realized by Delaware Investments as the Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case on all assets when the asset levels specified are exceeded. The Board noted that the fee under the Fund’s management contract fell within the standard structure. Although the Fund has not reached a size at which it can take advantage of breakpoints, the Board recognized that the fee was structured so that when the Fund grows, economies of scale may be shared.

37

About the organization

This semiannual report is for the information of Delaware Small Cap Value Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Small Cap Value Fund and the Delaware Investments® Fund profile for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of trustees

Patrick P. Coyne	Ann R. Leven
Chairman, President, and	Consultant
Chief Executive Officer	ARL Associates
Delaware Investments Family of Funds	New York, NY
Philadelphia, PA
Thomas F. Madison
Thomas L. Bennett	President and Chief Executive Officer
Private Investor	MLM Partners, Inc.
Rosemont, PA	Minneapolis, MN

John A. Fry	Janet L. Yeomans
President	Vice President and Treasurer
Franklin & Marshall College	3M Corporation
Lancaster, PA	St. Paul, MN

Anthony D. Knerr	J. Richard Zecher
Founder and Managing Director	Founder
Anthony Knerr & Associates	Investor Analytics
New York, NY	Scottsdale, AZ

Lucinda S. Landreth
Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

38

Affiliated officers	Contact information

David F. Connor	Investment manager
Vice President, Deputy General Counsel, and	Delaware Management Company, a series of
Secretary	Delaware Management Business Trust
Delaware Investments® Family of Funds	Philadelphia, PA
Philadelphia, PA
National distributor
Daniel V. Geatens	Delaware Distributors, L.P.
Vice President and Treasurer	Philadelphia, PA
Delaware Investments Family of Funds
Philadelphia, PA	Shareholder servicing, dividend disbursing,
and transfer agent
David P. O’Connor	Delaware Service Company, Inc.
Senior Vice President, General Counsel,	2005 Market Street
and Chief Legal Officer	Philadelphia, PA 19103-7094
Delaware Investments Family of Funds
Philadelphia, PA	For shareholders
800 523-1918
Richard Salus
Senior Vice President and	For securities dealers and financial
Chief Financial Officer	institutions representatives only
Delaware Investments Family of Funds	800 362-7500
Philadelphia, PA
Web site
www.delawareinvestments.com

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s Web site at www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s Web site at www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s Web site at www.delawareinvestments.com; and (ii) on the Commission’s Web site at www.sec.gov.

39

Semiannual report

Delaware Dividend Income Fund

May 31, 2009

Value equity mutual fund

Disclosure of Fund expenses	1

Sector allocation and top 10 equity holdings	3

Statement of net assets	6

Statement of operations	28

Statements of changes in net assets	30

Financial highlights	32

Notes to financial statements	42

Other Fund information	54

About the organization	58

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management
Business Trust, which is a registered investment advisor.

© 2009 Delaware Distributors, L.P.

All third-party trademarks cited are the property of their respective owners.

Disclosure of Fund expenses
For the period December 1, 2008 to May 31, 2009

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period December 1, 2008 to May 31, 2009.

Actual expenses

The first section of the table shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

Delaware Dividend Income Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	12/1/08	5/31/09	Expense Ratio	12/1/08 to 5/31/09*
Actual Fund return
Class A	$1,000.00	$1,159.90	1.18%	$6.35
Class B	1,000.00	1,156.80	1.93%	10.38
Class C	1,000.00	1,155.10	1.93%	10.37
Class R	1,000.00	1,158.20	1.43%	7.69
Institutional Class	1,000.00	1,161.20	0.93%	5.01
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.05	1.18%	$5.94
Class B	1,000.00	1,015.31	1.93%	9.70
Class C	1,000.00	1,015.31	1.93%	9.70
Class R	1,000.00	1,017.80	1.43%	7.19
Institutional Class	1,000.00	1,020.29	0.93%	4.68

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the 182/365 (to reflect the one-half year period).

Sector allocation and top 10 equity holdings
Delaware Dividend Income Fund	As of May 31, 2009

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one Fund being different than another Fund’s sector designations.

Sector	Percentage of net assets
Common Stock	42.79%
Consumer Discretionary	2.37%
Consumer Staples	6.77%
Diversified REITs	0.78%
Energy	3.39%
Financials	3.30%
Health Care	8.03%
Health Care REITs	1.01%
Hotel REITs	0.34%
Industrial REITs	0.25%
Industrials	2.21%
Information Technology	4.38%
Mall REITs	0.85%
Manufactured Housing REITs	0.16%
Materials	1.41%
Mortgage REITs	0.21%
Multifamily REITs	1.13%
Office REITs	0.99%
Self-Storage REITs	0.51%
Shopping Center REITs	0.49%
Specialty REITs	0.03%
Telecommunications	1.94%
Utilities	2.24%
Convertible Preferred Stock	4.39%
Banking, Finance & Insurance	0.65%
Basic Materials	0.37%
Cable, Media & Publishing	0.22%
Energy	0.34%
Health Care & Pharmaceuticals	1.86%
Telecommunications	0.80%
Utilities	0.15%

Sector allocation and top 10 equity holdings
Delaware Dividend Income Fund

Sector	Percentage of net assets
Convertible Bonds	19.09%
Aerospace & Defense	1.08%
Banking, Finance & Insurance	0.30%
Basic Industry	1.07%
Cable, Media & Publishing	0.33%
Computers & Technology	3.19%
Electronics & Electrical Equipment	1.15%
Energy	0.95%
Environmental Services	0.40%
Health Care & Pharmaceuticals	3.22%
Leisure, Lodging & Entertainment	0.44%
Real Estate	2.63%
Retail	0.39%
Telecommunications	3.14%
Transportation	0.50%
Utilities	0.30%
Corporate Bonds	28.95%
Basic Industry	3.13%
Brokerage	0.31%
Capital Goods	1.95%
Consumer Cyclical	3.79%
Consumer Non-Cyclical	1.97%
Energy	3.16%
Financials	2.21%
Media	1.79%
Services Cyclical	1.76%
Services Non-Cyclical	2.99%
Technology & Electronics	0.71%
Telecommunications	3.91%
Utilities	1.27%
Leveraged Non-Recourse Security	0.00%
Residual Interest Trust Certificate	0.00%
Senior Secured Loans	2.00%
Exchange Traded Funds	0.20%
Limited Partnership	0.12%
Preferred Stock	0.54%
Warrants	0.00%
Discount Note	1.36%

Percentage of net assets
Securities Lending Collateral	7.87%
Total Value of Securities	107.31%
Obligation to Return Securities Lending Collateral	(8.29%)
Receivables and Other Assets Net of Liabilities	0.98%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of net assets
Kraft Foods Class A	1.29%
Gap	1.24%
Motorola	1.22%
Marathon Oil	1.19%
Pfizer	1.18%
Archer-Daniels-Midland	1.17%
Johnson & Johnson	1.16%
Quest Diagnostics	1.16%
Wyeth	1.16%
Cardinal Health	1.16%

Statement of net assets
Delaware Dividend Income Fund	May 31, 2009 (Unaudited)

	Number of shares	Value
Common Stock – 42.79%
Consumer Discretionary – 2.37%
Cablevision Systems Class A	3,000	$57,090
† DIRECTV Group	4,450	100,125
Gap	248,100	4,428,585
Mattel	249,900	3,900,939
Time Warner Cable Class A	4	124
		8,486,863
Consumer Staples – 6.77%
* Archer-Daniels-Midland	152,800	4,205,056
CVS Caremark	123,200	3,671,360
Heinz (H.J.)	108,500	3,968,930
Kimberly-Clark	74,200	3,850,238
Kraft Foods Class A	176,500	4,608,415
Safeway	194,200	3,934,492
		24,238,491
Diversified REITs – 0.78%
* Digital Realty Trust	13,500	482,895
Liberty Property Trust	35,800	833,424
Vornado Realty Trust	32,013	1,493,727
		2,810,046
Energy – 3.39%
Chevron	60,600	4,040,202
ConocoPhillips	83,900	3,845,976
Marathon Oil	133,300	4,249,604
		12,135,782
Financials – 3.30%
Allstate	158,800	4,085,924
Bank of New York Mellon	132,400	3,678,072
Blackstone Group	12,000	131,400
†@ Cardtronics	29,300	94,932
Travelers	94,100	3,826,106
		11,816,434
Health Care – 8.03%
Bristol-Myers Squibb	193,600	3,856,512
* Cardinal Health	115,900	4,143,425
Johnson & Johnson	75,400	4,159,064
* Merck	147,200	4,059,776
Pfizer	277,400	4,213,705

		Number of shares	Value
	Common Stock (continued)
	Health Care (continued)
	Quest Diagnostics	79,600	$4,156,712
	Wyeth	92,600	4,154,036
			28,743,230
	Health Care REITs – 1.01%
	HCP	42,200	980,306
*	Health Care REIT	38,300	1,311,775
	Ventas	43,200	1,311,552
			3,603,633
	Hotel REITs – 0.34%
	Host Hotels & Resorts	129,500	1,214,710
			1,214,710
	Industrial REITs – 0.25%
	AMB Property	23,000	410,550
	DCT Industrial Trust	35,200	157,696
	ProLogis	40,400	342,996
			911,242
	Industrials – 2.21%
†	BWAY Holding	7,120	104,166
†	Flextronics International	19,100	75,636
†	Graphic Packaging Holding	54,048	101,610
	Grupo Aeroportuario del Centro Norte ADR	20,242	194,728
	Northrop Grumman	76,900	3,661,978
†P=	Port Townsend	1,110	11
	Waste Management	136,300	3,760,517
			7,898,646
	Information Technology – 4.38%
	Intel	256,500	4,032,180
	International Business Machines	36,600	3,889,848
	Motorola	719,600	4,360,776
	Xerox	499,300	3,395,240
			15,678,044
	Mall REITs – 0.85%
*	Macerich	44,100	744,408
*	Simon Property Group	43,064	2,302,632
			3,047,040
	Manufactured Housing REITs – 0.16%
	Equity Lifestyle Properties	14,700	576,828
			576,828

Statement of net assets
Delaware Dividend Income Fund

	Number of shares	Value
Common Stock (continued)
Materials – 1.41%
* duPont (E.I.) deNemours	140,200	$3,991,494
†= Golden Minerals	10,288	23,148
* Plum Creek Timber	29,400	1,018,710
		5,033,352
Mortgage REITs – 0.21%
Annaly Mortgage Management	31,400	437,716
Chimera Investment	90,300	315,147
		752,863
Multifamily REITs – 1.13%
* American Campus Communities	37,300	857,527
Apartment Investment & Management	18,747	177,159
AvalonBay Communities	8,965	551,168
Camden Property Trust	35,000	1,050,700
Equity Residential	57,800	1,406,852
		4,043,406
Office REITs – 0.99%
* Alexandria Real Estate Equities	11,200	402,080
Boston Properties	13,400	647,488
* Highwoods Properties	39,600	895,752
Mack-Cali Realty	47,000	1,161,370
Parkway Properties	19,400	252,976
SL Green Realty	8,800	201,520
		3,561,186
Self-Storage REITs – 0.51%
* Public Storage	27,500	1,831,775
		1,831,775
Shopping Center REITs – 0.49%
Federal Realty Investment Trust	16,600	873,990
Kimco Realty	45,500	531,895
Kite Realty Group Trust	41,700	135,108
Ramco-Gershenson Properties Trust	23,500	211,735
		1,752,728
Specialty REITs – 0.03%
Entertainment Properties Trust	5,100	103,632
		103,632

	Number of shares	Value
Common Stock (continued)
Telecommunications – 1.94%
AT&T	143,700	$3,562,323
† Century Communications	1,625,000	0
* Verizon Communications	116,100	3,397,086
		6,959,409
Utilities – 2.24%
Edison International	131,400	3,842,136
†* Mirant	448	6,993
†* NRG Energy	4,650	104,625
Progress Energy	115,000	4,083,650
		8,037,404
Total Common Stock (cost $215,527,893)		153,236,744

Convertible Preferred Stock – 4.39%
Banking, Finance & Insurance – 0.65%
Aspen Insurance Holdings 5.625%
exercise price $29.28, expiration date 12/31/49	37,800	1,641,938
@ Fannie Mae 8.75% exercise price $32.45,
expiration date 5/13/11	25,000	26,750
Sovereign Capital Trust IV 4.375%
exercise price $89.54, expiration date 3/1/34	35,700	651,525
		2,320,213
Basic Materials – 0.37%
Freeport-McMoRan Copper & Gold 6.75%
exercise price $73.24, expiration date 5/1/10	15,500	1,313,625
		1,313,625
Cable, Media & Publishing – 0.22%
# Interpublic Group 144A 5.25%
exercise price $13.66, expiration date 12/31/49	1,500	801,000
		801,000
Energy – 0.34%
El Paso Energy Capital Trust I 4.75%
exercise price $41.59, expiration date 3/31/28	39,900	1,218,945
		1,218,945
Health Care & Pharmaceuticals – 1.86%
Inverness Medical Innovations 3.00%
exercise price $69.32, expiration date 12/31/49	6,770	1,439,979
Mylan 6.50% exercise price $17.08,
expiration date 11/15/10	1,875	1,889,287

Statement of net assets
Delaware Dividend Income Fund

	Number of shares	Value
Convertible Preferred Stock (continued)
Health Care & Pharmaceuticals (continued)
* Nationwide Health Properties 7.75%
exercise price $22.25, expiration date 12/31/49	14,900	$1,788,000
Schering-Plough 6.00% exercise price $33.69,
expiration date 8/13/10	6,975	1,527,525
		6,644,791
Telecommunications – 0.80%
Crown Castle International 6.25%
exercise price $36.88, expiration date 8/15/12	28,250	1,378,953
Lucent Technologies Capital Trust I 7.75%
exercise price $24.80, expiration date 3/15/17	3,000	1,485,750
		2,864,703
Utilities – 0.15%
• CenterPoint Energy 2.644% exercise price $122.63,
expiration date 9/15/29	26,000	535,600
		535,600
Total Convertible Preferred Stock (cost $22,111,609)		15,698,877

	Principal amount
Convertible Bonds – 19.09%
Aerospace & Defense – 1.08%
# AAR 144A 1.75% 2/1/26 exercise price $29.43,
expiration date 1/1/26	$1,150,000	928,625
L-3 Communications 3.00% 8/1/35
exercise price $101.13, expiration date 8/1/35	1,480,000	1,461,500
# L-3 Communications 144A 3.00% 8/1/35
exercise price $101.13, expiration date 8/1/35	1,500,000	1,481,250
		3,871,375
Banking, Finance & Insurance – 0.30%
National City 4.00% 2/1/11 exercise price $482.51,
expiration date 2/1/11	1,125,000	1,075,781
		1,075,781
Basic Industry – 1.07%
Rayonier TRS Holdings 3.75% 10/15/12
exercise price $54.82 expiration date 10/15/12	2,770,000	2,766,538
# Sino-Forest 144A 5.00% 8/1/13
exercise price $20.29, expiration date 8/1/13	1,275,000	1,051,875
		3,818,413

	Principal amount	Value
Convertible Bonds (continued)
Cable, Media & Publishing – 0.33%
Liberty Media 3.25% 3/15/31
exercise price $53.86, expiration date 3/8/31	$3,000,000	$1,170,000
		1,170,000
Computers & Technology – 3.19%
Advanced Micro Devices 6.00% 5/1/15
exercise price $28.08, expiration date 5/1/15	1,930,000	936,050
# Advanced Micro Devices 144A 6.00% 5/1/15
exercise price $28.08, expiration date 5/1/15	3,385,000	1,641,725
Euronet Worldwide 3.50% 10/15/25
exercise price $40.48, expiration date 10/15/25	3,500,000	2,931,250
Hutchinson Technology 3.25% 1/15/26
exercise price $36.43, expiration date 1/14/26	1,540,000	569,800
Intel 2.95% 12/15/35 exercise price $31.53,
expiration date 12/15/35	500,000	406,875
# Intel 144A 2.95% 12/15/35 exercise price $31.53,
expiration date 12/15/35	1,140,000	927,675
* Linear Technology 3.125% 5/1/27
exercise price $47.33, expiration date 5/1/27	1,500,000	1,471,875
SanDisk 1.00% 5/15/13 exercise price $82.36,
expiration date 5/15/13	3,870,000	2,534,850
		11,420,100
Electronics & Electrical Equipment – 1.15%
* Fisher Scientific 3.25% 3/1/24
exercise price $40.20, expiration date 3/1/24	1,500,000	1,813,125
Flextronics International 1.00% 8/1/10
exercise price $15.53, expiration date 8/1/10	739,000	696,508
General Cable 0.875% 11/14/13
exercise price $50.36, expiration date 11/14/13	1,720,000	1,610,350
		4,119,983
Energy – 0.95%
Chesapeake Energy 2.25% 12/15/38
exercise price $85.89, expiration date 12/15/38	1,950,000	1,140,749
Peabody Energy 4.75% 12/15/41
exercise price $58.44, expiration date 12/15/41	865,000	664,969

Statement of net assets
Delaware Dividend Income Fund

		Principal amount	Value
Convertible Bonds (continued)
Energy (continued)
	Transocean
	1.50% 12/15/37 exercise price $168.61,
	expiration date 12/15/37	$865,000	$787,150
	1.625% 12/15/37 exercise price $168.61,
	expiration date 12/15/37	865,000	819,588
			3,412,456
Environmental Services – 0.40%
	Allied Waste 4.25% 4/15/34 exercise price $45.40,
	expiration date 4/15/34	1,480,000	1,443,000
			1,443,000
Health Care & Pharmaceuticals – 3.22%
	Allergan 1.50% 4/1/26 exercise price $63.33,
	expiration date 4/1/26	600,000	612,000
#	Allergan 144A 1.50% 4/1/26 exercise price $63.33,
	expiration date 4/1/26	1,935,000	1,973,700
	Amgen 0.375% 2/1/13 exercise price $79.48,
	expiration date 2/1/13	1,680,000	1,512,000
#	Amgen 144A 0.375% 2/1/13 exercise price $79.48,
	expiration date 2/1/13	775,000	697,500
Φ	Hologic 2.00% 12/15/37 exercise price $38.59,
	expiration date 12/15/37	1,715,000	1,200,500
	LifePoint Hospitals 3.50% 5/14/14
	exercise price $51.79, expiration date 5/14/14	850,000	701,250
	Medtronic 1.625% 4/15/13 exercise price $55.41,
	expiration date 4/15/13	3,445,000	3,178,012
	Teva Pharmaceutical Finance 0.25% 2/1/26
	exercise price $46.81, expiration date 2/1/26	1,535,000	1,642,450
			11,517,412
Leisure, Lodging & Entertainment – 0.44%
#	International Game Technology 144A 3.25% 5/1/14
	exercise price $19.97, expiration date 5/1/14	1,410,000	1,582,725
			1,582,725
Real Estate – 2.63%
#	Digital Realty Trust 144A 5.50% 4/15/29
	exercise price $43.00, expiration date 4/15/29	2,030,000	1,992,851
#	Host Hotels & Resorts 144A 3.25% 4/15/24
	exercise price $16.00, expiration date 3/15/24	1,605,000	1,576,913
@	MeriStar Hospitality 9.50% 4/1/10
	exercise price $10.18, expiration date 4/1/10	1,685,000	1,729,653

	Principal amount	Value
Convertible Bonds (continued)
Real Estate (continued)
ProLogis 2.25% 4/1/37 exercise price $75.98,
expiration date 4/1/37	$690,000	$539,925
Vornado Realty Trust 2.85% 4/1/27
exercise price $159.04, expiration date 3/15/27	1,005,000	864,300
# Weingarten Realty Investors 144A 3.95% 8/1/26
exercise price $48.45, expiration date 8/1/26	3,000,000	2,714,999
		9,418,641
Retail – 0.39%
Pantry 3.00% 11/15/12 exercise price $50.10,
expiration date 11/15/12	1,755,000	1,406,194
		1,406,194
Telecommunications – 3.14%
# Alaska Communication System Group 144A
5.75% 3/1/13 exercise price $12.90,
expiration date 3/1/13	2,312,000	1,676,200
Level 3 Communications 3.50% 6/15/12
exercise price $5.46, expiration date 6/15/12	2,425,000	1,439,844
NII Holdings 3.125% 6/15/12
exercise price $118.32, expiration date 6/15/12	3,765,000	2,833,163
Qwest Communications International
3.50% 11/15/25 exercise price $5.23,
expiration date 11/15/25	750,000	758,438
# SBA Communications 144A 4.00% 10/1/14
exercise price $30.38, expiration date 10/1/14	1,460,000	1,491,025
# Virgin Media 144A 6.50% 11/15/16
exercise price $19.22, expiration date 11/15/16	3,920,000	3,052,699
		11,251,369
Transportation – 0.50%
Bristow Group 3.00% 6/15/38
exercise price $77.34, expiration date 6/15/38	2,500,000	1,800,000
		1,800,000
Utilities – 0.30%
Dominion Resources 2.125% 12/15/23
exercise price $36.14, expiration date 12/15/23	1,000,000	1,071,250
		1,071,250
Total Convertible Bonds (cost $80,261,662)		68,378,699

Statement of net assets
Delaware Dividend Income Fund

		Principal amount	Value
Corporate Bonds – 28.95%
Basic Industry – 3.13%
	California Steel Industries 6.125% 3/15/14	$495,000	$404,663
	Domtar 7.125% 8/15/15	421,000	351,535
#@	Evraz Group 144A 9.50% 4/24/18	825,000	602,250
	Freeport McMoRan Copper & Gold
	8.25% 4/1/15	564,000	564,644
	8.375% 4/1/17	250,000	248,476
	Georgia-Pacific
	7.70% 6/15/15	255,000	239,063
	8.875% 5/15/31	525,000	448,875
	Huntsman International
	7.375% 1/1/15	180,000	121,725
	*7.875% 11/15/14	360,000	248,400
	Innophos 8.875% 8/15/14	745,000	672,362
#@	Innophos Holding 144A 9.50% 4/15/12	510,000	425,850
	International Coal Group 10.25% 7/15/14	550,000	382,250
#	MacDermid 144A 9.50% 4/15/17	835,000	513,525
#	Nalco 144A 8.25% 5/15/17	110,000	111,100
	NewPage 10.00% 5/1/12	265,000	149,725
	Noranda Aluminium Acquisition PIK
	5.413% 5/15/15	615,000	329,025
	Norske Skog Canada 8.625% 6/15/11	725,000	425,938
#@	Norske Skogindustrier 144A 7.125% 10/15/33	175,000	84,875
	PolyOne 8.875% 5/1/12	45,000	30,488
@=	Port Townsend Private Note 12.431% 8/27/12	325,364	235,889
@	Potlatch 12.50% 12/1/09	1,075,000	1,115,619
	Rock-Tenn 9.25% 3/15/16	490,000	499,800
	Rockwood Specialties Group 7.50% 11/15/14	690,000	658,949
#•	Ryerson 144A 8.403% 11/1/14	405,000	225,281
#@	Sappi Papier Holding 144A 6.75% 6/15/12	485,000	302,058
#@	Severstal 144A 9.75% 7/29/13	350,000	287,000
#	Steel Dynamics 144A 8.25% 4/15/16	565,000	484,488
#	Teck Resources 144A
	10.25% 5/15/16	185,000	187,542
	10.75% 5/15/19	330,000	340,005
#	Vedanta Resources 144A 9.50% 7/18/18	595,000	520,625
			11,212,025

		Principal amount	Value
Corporate Bonds (continued)
Brokerage – 0.31%
	Citigroup
	5.00% 9/15/14	$485,000	$422,169
	6.125% 8/25/36	245,000	181,875
	LaBranche 11.00% 5/15/12	545,000	502,763
			1,106,807
Capital Goods – 1.95%
	Associated Materials 9.75% 4/15/12	445,000	378,250
	Building Materials 7.75% 8/1/14	455,000	400,400
#	BWAY 144A 10.00% 4/15/14	935,000	938,506
	Celestica 7.875% 7/1/11	235,000	236,763
@	CPG International I 10.50% 7/1/13	300,000	159,000
	Flextronics International 6.25% 11/15/14	250,000	225,000
*	Graham Packaging 9.875% 10/15/14	931,000	833,245
	Graphic Packaging International 9.50% 8/15/13	1,060,000	996,399
@	Intertape Polymer 8.50% 8/1/14	400,000	180,000
#	Moog 144A 7.25% 6/15/18	465,000	439,425
	Owens-Brockway Glass Container 6.75% 12/1/14	290,000	276,225
#	Plastipak Holdings 144A 8.50% 12/15/15	210,000	180,600
	Pregis 12.375% 10/15/13	80,000	51,200
*	RBS Global/Rexnord 11.75% 8/1/16	495,000	314,325
*	Sally Holdings 10.50% 11/15/16	725,000	730,438
	Solo Cup 8.50% 2/15/14	295,000	237,475
	Thermadyne Holdings 10.00% 2/1/14	625,000	415,625
			6,992,876
Consumer Cyclical – 3.79%
	Beazer Homes USA 8.625% 5/15/11	175,000	113,313
	Dave & Buster’s 11.25% 3/15/14	40,000	33,800
	Denny’s Holdings 10.00% 10/1/12	255,000	247,350
*	Dollar General 10.625% 7/15/15	480,000	510,000
	DR Horton
	6.00% 4/15/11	200,000	193,500
	7.875% 8/15/11	780,000	780,000
	Ford Motor Credit
	•3.889% 1/13/12	235,000	185,944
	7.25% 10/25/11	165,000	142,464
	7.375% 10/28/09	285,000	277,998
	7.80% 6/1/12	1,100,000	939,931
	8.00% 6/1/14	425,000	345,123
	9.875% 8/10/11	500,000	456,672

Statement of net assets
Delaware Dividend Income Fund

		Principal amount	Value
Corporate Bonds (continued)
Consumer Cyclical (continued)
	Global Cash Access 8.75% 3/15/12	$595,000	$586,075
#	GMAC 144A
	6.00% 12/15/11	285,000	248,089
	6.625% 5/15/12	367,000	317,658
	6.875% 9/15/11	950,000	850,679
	6.875% 8/28/12	608,000	526,285
	Goodyear Tire & Rubber
	*9.00% 7/1/15	615,000	590,399
	10.50% 5/15/16	180,000	180,000
#	Invista 144A 9.25% 5/1/12	525,000	493,500
#	Landry’s Restaurants 144A 14.00% 8/15/11	295,000	275,825
	Levi Strauss 9.75% 1/15/15	592,000	574,240
	Limited Brands 6.90% 7/15/17	350,000	297,586
	Macy’s Retail Holdings
	8.875% 7/15/15	585,000	564,285
	10.625% 11/1/10	200,000	204,806
	Meritage Homes
	6.25% 3/15/15	105,000	79,538
	7.00% 5/1/14	425,000	333,625
	M/I Homes 6.875% 4/1/12	320,000	257,600
	Mobile Mini 6.875% 5/1/15	435,000	357,788
	Mohawk Industries 6.625% 1/15/16	355,000	306,871
	New Albertson’s 7.25% 5/1/13	185,000	178,525
	Ryland Group
	6.875% 6/15/13	905,000	868,800
	8.40% 5/15/17	415,000	404,625
#	Sealy Mattress 144A 10.875% 4/15/16	165,000	169,950
	Toll 8.25% 12/1/11	33,000	33,165
	Toys R Us 7.625% 8/1/11	305,000	233,325
#	TRW Automotive 144A
	*7.00% 3/15/14	475,000	351,500
	7.25% 3/15/17	100,000	70,500
			13,581,334
Consumer Non-Cyclical – 1.97%
	Alliance One International
	8.50% 5/15/12	105,000	98,175
	11.00% 5/15/12	160,000	162,000
*	Bausch & Lomb 9.875% 11/1/15	620,000	568,850

		Principal amount	Value
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
	Biomet
	*10.00% 10/15/17	$545,000	$559,988
	11.625% 10/15/17	125,000	123,750
@	Cardtronics
	9.25% 8/15/13	705,000	623,924
	9.75% 8/15/13	315,000	278,775
*	Constellation Brands 8.125% 1/15/12	240,000	240,000
	Cornell 10.75% 7/1/12	210,000	207,900
	Cott Beverages 8.00% 12/15/11	440,000	380,600
	Del Monte
	6.75% 2/15/15	175,000	166,688
	8.625% 12/15/12	85,000	85,850
#	Dole Food 144A 13.875% 3/15/14	420,000	451,500
	Elan Finance
	7.75% 11/15/11	155,000	140,275
	8.875% 12/1/13	320,000	276,800
#	Ingles Markets 144A 8.875% 5/15/17	335,000	331,231
*	Jarden 7.50% 5/1/17	235,000	204,450
#	JBS USA 144A 11.625% 5/1/14	505,000	487,325
	JohnsonDiversey Holdings 10.67% 5/15/13	475,000	375,250
	Smithfield Foods 7.75% 5/15/13	495,000	376,200
	Supervalu 8.00% 5/1/16	85,000	83,725
#	Tyson Foods 144A 10.50% 3/1/14	285,000	303,525
	Visant Holding 8.75% 12/1/13	540,000	525,150
			7,051,931
Energy – 3.16%
	AmeriGas Partners 7.125% 5/20/16	225,000	209,531
	Berry Petroleum 10.25% 6/1/14	180,000	177,525
	Chesapeake Energy
	6.375% 6/15/15	100,000	86,250
	7.00% 8/15/14	420,000	383,250
	9.50% 2/15/15	505,000	501,213
	Complete Production Service 8.00% 12/15/16	475,000	387,125
#	Copano Energy 144A 7.75% 6/1/18	440,000	391,600
	Denbury Resources
	7.50% 4/1/13	10,000	9,650
	9.75% 3/1/16	295,000	302,375
	Dynergy Holdings 7.75% 6/1/19	720,000	527,400

Statement of net assets
Delaware Dividend Income Fund

		Principal amount	Value
Corporate Bonds (continued)
Energy (continued)
	El Paso 6.875% 6/15/14	$605,000	$575,998
#	El Paso Performance-Linked Trust 144A
	7.75% 7/15/11	525,000	521,225
	Forest Oil 7.25% 6/15/19	265,000	229,225
	Geophysique-Veritas
	7.50% 5/15/15	95,000	87,400
	7.75% 5/15/17	420,000	371,700
#	Helix Energy Solutions 144A 9.50% 1/15/16	700,000	581,000
#	Hilcorp Energy I 144A 7.75% 11/1/15	655,000	566,575
	Inergy Finance 6.875% 12/15/14	350,000	322,000
	KCS Energy 7.125% 4/1/12	465,000	435,938
	Key Energy Services 8.375% 12/1/14	605,000	535,425
	Mariner Energy 8.00% 5/15/17	755,000	600,225
	MarkWest Energy 8.75% 4/15/18	380,000	317,300
	Massey Energy 6.875% 12/15/13	965,000	858,849
	OPTI Canada
	7.875% 12/15/14	365,000	248,200
	8.25% 12/15/14	125,000	86,875
	PetroHawk Energy 9.125% 7/15/13	116,000	114,550
@	Petroleum Development 12.00% 2/15/18	525,000	393,750
	Plains Exploration & Production 7.00% 3/15/17	215,000	188,125
	Range Resources 7.25% 5/1/18	415,000	390,619
	Regency Energy Partners 8.375% 12/15/13	259,000	247,345
#	SandRidge Energy 144A 9.875% 5/15/16	230,000	220,225
	Whiting Petroleum 7.25% 5/1/13	485,000	446,200
			11,314,668
Financials – 2.21%
•	BAC Capital Trust XIV 5.63% 12/31/49	615,000	283,723
	Bank of America 6.10% 6/15/17	1,010,000	888,033
	BB&T Capital Trust I 5.85% 8/18/35	90,000	63,479
	BB&T Capital Trust II 6.75% 6/7/36	95,000	68,847
	Capital One Financial 6.15% 9/1/16	155,000	130,466
	CIT Group
	4.75% 12/15/10	125,000	106,380
	5.40% 1/30/16	140,000	92,327
	5.65% 2/13/17	550,000	364,329
	5.85% 9/15/16	1,035,000	684,022
	#144A 12.00% 12/18/18	500,000	274,825

		Principal amount	Value
Corporate Bonds (continued)
Financials (continued)
	International Lease Finance
	5.25% 1/10/13	$165,000	$128,557
	5.35% 3/1/12	60,000	45,196
	5.55% 9/5/12	205,000	161,742
	5.625% 9/20/13	310,000	241,857
	JPMorgan Chase Capital XXV 6.80% 10/1/37	65,000	55,112
•#	Liberty Mutual Group 144A 10.75% 6/15/58	770,000	478,093
	MetLife 6.40% 12/15/36	350,000	249,149
•#	Metlife Capital Trust X 144A 9.25% 4/8/38	600,000	511,132
#@	Nuveen Investments 144A 10.50% 11/15/15	1,035,000	558,900
@	Popular North America Capital Trust I
	6.564% 9/15/34	385,000	127,913
•#	Rabobank Nederland 44A 11.00% 12/29/49	290,000	304,500
	Silicon Valley Bank 6.05% 6/1/17	310,000	226,506
•	USB Capital IX 6.189% 4/15/49	490,000	319,848
	Ventas Realty 6.50% 6/1/16	320,000	292,800
•	Wells Fargo Capital XIII 7.70% 12/29/49	845,000	659,608
	Zions Bancorporation
	5.50% 11/16/15	250,000	170,903
	6.00% 9/15/15	620,000	434,973
			7,923,220
Media – 1.79%
#‡	Charter Communications Operating 144A
	*10.00% 4/30/12	240,000	231,600
	10.375% 4/30/14	330,000	315,150
	*10.875% 9/15/14	1,226,000	1,268,909
#	CSC Holdings 144A
	8.50% 4/15/14	31,000	31,000
	8.50% 6/15/15	575,000	569,250
	DIRECTV Holdings 7.625% 5/15/16	350,000	340,375
	Echostar DBS 7.125% 2/1/16	545,000	504,125
#	Expedia 144A 8.50% 7/1/16	385,000	367,675
	Interpublic Group 6.25% 11/15/14	328,000	281,260
	Lamar Media 6.625% 8/15/15	455,000	370,825
	Mediacom Capital 9.50% 1/15/13	355,000	340,800
	Nielsen Finance 10.00% 8/1/14	360,000	344,700
	Quebecor Media 7.75% 3/15/16	315,000	281,138
#	Rainbow National Services 144A 10.375% 9/1/14	245,000	253,881
#	UPC Holding 9.875% 4/15/18	280,000	271,600

Statement of net assets
Delaware Dividend Income Fund

		Principal amount	Value
Corporate Bonds (continued)
Media (continued)
	Videotron
	6.375% 12/15/15	$165,000	$150,150
	#144A 9.125% 4/15/18	475,000	494,000
			6,416,438
Services Cyclical – 1.76%
#	Ashtead Capital 144A 9.00% 8/15/16	325,000	242,125
	Delta Air Lines 7.92% 11/18/10	80,000	70,400
#	Erac USA Finance 144A 6.375% 10/15/17	365,000	307,037
	FTI Consulting 7.75% 10/1/16	260,000	256,750
#@	Galaxy Entertainment Finance 144A
	9.875% 12/15/12	615,000	513,525
	Gaylord Entertainment
	6.75% 11/15/14	275,000	210,375
	8.00% 11/15/13	545,000	451,669
#	Harrah’s Operating Escrow 144A 11.25% 6/1/17	590,000	575,250
*	Hertz
	8.875% 1/1/14	460,000	420,900
	10.50% 1/1/16	255,000	223,125
	Kansas City Southern de Mexico
	9.375% 5/1/12	260,000	234,650
	#144A 12.50% 4/1/16	140,000	132,300
#	MGM MIRAGE 144A
	10.375% 5/15/14	180,000	186,300
	11.125% 11/15/17	230,000	242,075
	13.00% 11/15/13	680,000	746,300
‡@	Northwest Airlines 10.00% 2/1/10	265,000	2,677
	Pinnacle Entertainment
	7.50% 6/15/15	345,000	289,800
	*8.75% 10/1/13	450,000	445,500
#@	Pokagon Gaming Authority 144A 10.375% 6/15/14	630,000	611,100
#	Shingle Springs Tribal Gaming Authority
	9.375% 6/15/15	235,000	137,475
			6,299,333
Services Non-Cyclical – 2.99%
	Alliance Imaging 7.25% 12/15/12	425,000	418,625
*	ARAMARK 8.50% 2/1/15	845,000	810,144
	Casella Waste Systems 9.75% 2/1/13	1,083,000	904,305

	Principal amount	Value
Corporate Bonds (continued)
Services Non-Cyclical (continued)
Community Health Systems 8.875% 7/15/15	$980,000	$973,875
HCA
6.50% 2/15/16	1,065,000	820,050
9.25% 11/15/16	145,000	142,825
HCA PIK 9.625% 11/15/16	810,000	777,600
• HealthSouth 8.323% 6/15/14	475,000	439,375
Inverness Medical Innovations 9.00% 5/15/16	235,000	226,188
Iron Mountain
6.625% 1/1/16	505,000	469,650
8.00% 6/15/20	305,000	283,650
Lender Processing Services 8.125% 7/1/16	380,000	376,200
Psychiatric Solutions
7.75% 7/15/15	420,000	380,100
#144A 7.75% 7/15/15	175,000	156,625
RSC Equipment Rental 9.50% 12/1/14	465,000	365,025
Select Medical 7.625% 2/1/15	1,180,000	938,100
#@ Seminole Indian Tribe of Florida 144A
7.804% 10/1/20	705,000	590,557
8.03% 10/1/20	350,000	284,158
Tenet Healthcare 7.375% 2/1/13	570,000	551,475
Universal Hospital Services PIK 8.50% 6/1/15	360,000	347,400
US Oncology
6.904% 3/15/12	225,000	154,125
9.00% 8/15/12	295,000	296,475
		10,706,527
Technology & Electronics – 0.71%
Amkor Technology 7.75% 5/15/13	275,000	247,156
Anixter 10.00% 3/15/14	225,000	223,875
Avago Technologies Finance 10.125% 12/1/13	335,000	323,694
Celestica 7.625% 7/1/13	430,000	421,400
National Semiconductor 6.60% 6/15/17	240,000	203,219
Sanmina-SCI 8.125% 3/1/16	480,000	271,200
Sungard Data Systems
9.125% 8/15/13	93,000	89,978
10.25% 8/15/15	834,000	761,024
		2,541,546

Statement of net assets
Delaware Dividend Income Fund

		Principal amount	Value
Corporate Bonds (continued)
Telecommunications – 3.91%
=@‡	Allegiance Telecom 11.75% 2/15/10	$10,000	$0
	Cincinnati Bell 7.00% 2/15/15	500,000	461,250
	Citizens Communications
	6.25% 1/15/13	270,000	254,138
	7.125% 3/15/19	595,000	528,063
	Cricket Communications
	9.375% 11/1/14	615,000	615,000
	#144A 7.75% 5/15/16	270,000	262,238
	Crown Castle International 9.00% 1/15/15	255,000	258,825
#	Digicel 144A
	8.875% 1/15/15	390,000	313,950
	*9.25% 9/1/12	440,000	422,400
#	DigitalGlobe 144A 10.50% 5/1/14	270,000	278,775
	Frontier Communications 8.25% 5/1/14	280,000	275,100
	GCI 7.25% 2/15/14	290,000	264,263
	Hughes Network Systems 9.50% 4/15/14	800,000	776,000
	Inmarsat Finance 10.375% 11/15/12	710,000	736,625
	Intelsat Jackson Holdings 11.25% 6/15/16	786,000	809,579
	Lucent Technologies 6.45% 3/15/29	614,000	353,050
	MetroPCS Wireless 9.25% 11/1/14	795,000	801,956
	Nextel Communications 7.375% 8/1/15	765,000	610,088
#	Nordic Telephone Holdings 144A 8.875% 5/1/16	553,000	555,765
	Qwest Communications International
	7.50% 2/15/14	255,000	235,875
#	Qwest 144A 8.375% 5/1/16	390,000	385,125
	Sprint Nextel 6.00% 12/1/16	1,660,000	1,358,060
#	Telesat Canada 144A
	11.00% 11/1/15	370,000	360,750
	12.50% 11/1/17	425,000	376,125
	Time Warner Telecom Holdings 9.25% 2/15/14	545,000	549,088
#@	Vimpelcom 144A 9.125% 4/30/18	970,000	812,374
	Virgin Media Finance 8.75% 4/15/14	430,000	417,100
#	Wind Acquisition Finance 144A 10.75% 12/1/15	395,000	416,725
	Windstream 8.125% 8/1/13	505,000	499,319
			13,987,606

		Principal amount	Value
Corporate Bonds (continued)
Utilities – 1.27%
	AES
	7.75% 3/1/14	$665,000	$636,738
	8.00% 10/15/17	180,000	168,300
	Elwood Energy 8.159% 7/5/26	642,158	524,868
	Midwest Generation 8.30% 7/2/09	218,146	217,055
	Mirant Americas Generation 8.50% 10/1/21	665,000	555,275
t	Mirant Mid Atlantic Pass Through Trust
	Series A 8.625% 6/30/12	306,548	300,417
	NRG Energy
	7.375% 2/1/16	880,000	830,499
	7.375% 1/15/17	95,000	89,538
	Orion Power Holdings 12.00% 5/1/10	736,000	763,599
	RRI Energy 6.75% 12/15/14	185,000	178,988
*	Texas Competitive Electric Holdings
	10.25% 11/1/15	475,000	283,813
			4,549,090
Total Corporate Bonds (cost $105,350,529)			103,683,401

Leveraged Non-Recourse Security – 0.00%
#t@	JPMorgan Pass Through Trust
	Series 2007-B 144A 0.001% 1/15/87	1,300,000	0
Total Leveraged Non-Recourse Security
	(cost $1,105,000)		0

Residual Interest Trust Certificate – 0.00%
#t	Auction Pass Through 2007-6 Series 7-6B 144A	475,000	0
Total Residual Interest Trust Certificate
	(cost $516,980)		0

«Senior Secured Loans – 2.00%
	Calpine Term Tranche Loan T1 4.095% 3/29/14	320,000	279,333
	Energy Futures Holdings Term Tranche Loan B2
	3.882% 10/10/14	1,538,434	1,068,889
	Flextronics International
	Term Tranche Loan A2 2.678% 10/1/14	241,696	195,169
	Term Tranche Loan A3 2.678% 10/1/14	281,978	227,698

Statement of net assets
Delaware Dividend Income Fund

	Principal amount	Value
«Senior Secured Loans (continued)
Ford Motor Term Tranche Loan B 3.603% 12/15/13	$1,540,833	$1,114,700
General Motors Term Tranche Loan B
8.00% 11/29/13	1,818,824	1,741,534
Northwest Airlines 2.36% 8/21/13	350,000	327,689
Talecris Biotherapeutics Term Tranche Loan 2nd Lien
7.42% 12/6/14	925,000	817,085
Toys R Us Term Tranche Loan B 4.566% 7/19/12	810,000	670,275
Univision Communications Term Tranche Loan B
2.678% 9/29/14	1,025,000	711,734
Total Senior Secured Loans (cost $5,442,903)		7,154,106

	Number of shares
Exchange Traded Funds – 0.20%
Commodity Fund – 0.09%
† SPDR Gold Trust	3,300	317,493
		317,493
Equity Funds – 0.11%
* Energy Select Sector SPDR Fund	6,400	329,664
* ProShares UltraShort Real Estate	3,900	76,245
		405,909
Total Exchange Traded Funds (cost $710,165)		723,402

Limited Partnership – 0.12%
* Brookfield Infrastructure Partners	33,900	423,411
Total Limited Partnership (cost $638,388)		423,411

Preferred Stock – 0.54%
Banking, Finance & Insurance – 0.14%
* Freddie Mac 6.02%	21,000	7,770
• JPMorgan Chase 7.90%	245,000	205,125
• PNC Financial Services Group 8.25%	340,000	289,993
		502,888
Industrials – 0.00%
= Port Townsend	222	0
		0

	Number of shares	Value
Preferred Stock (continued)
Leisure, Lodging & Entertainment – 0.07%
* Red Lion Hotels Capital Trust 9.50%	17,479	$262,185
		262,185
Real Estate – 0.33%
Developers Diversified Realty 7.50%	25,050	230,711
SL Green Realty 7.625%	46,300	732,003
* Vornado Realty Trust 6.625%	12,700	226,060
W2007 Grace Acquisitions Series B 8.75%	21,700	6,510
		1,195,284
Total Preferred Stock (cost $3,788,245)		1,960,357

Warrants – 0.00%
†= Port Townsend	222	2
†# Solutia 144A, exercise price $7.59,
expiration date 7/15/09	12	0
Total Warrants (cost $6,349)		2

	Principal amount
≠Discount Note – 1.36%
Federal Home Loan Bank 0.07% 6/1/09	$4,869,031	4,869,031
Total Discount Note (cost $4,869,031)		4,869,031

Total Value of Securities Before Securities
Lending Collateral – 99.44% (cost $440,328,754)		356,128,030

	Number of shares
Securities Lending Collateral** – 7.87%
Investment Companies
Mellon GSL DBT II Collateral Fund	2,706,565	2,706,565
BNY Mellon SL DBT II Liquidating Fund	26,236,594	25,460,477
†Mellon GSL Reinvestment Trust II	741,807	74
Total Securities Lending Collateral
(cost $29,684,966)		28,167,116

Total Value of Securities – 107.31%
(cost $470,013,720)		384,295,146	©

Statement of net assets
Delaware Dividend Income Fund

Obligation to Return Securities
Lending Collateral** – (8.29%)	$(29,684,966)
Receivables and Other Assets
Net of Liabilities – 0.98%	3,511,264
Net Assets Applicable to 45,755,025
Shares Outstanding – 100.00%	$358,121,444

Net Asset Value – Delaware Dividend Income Fund
Class A ($180,501,878 / 23,063,502 Shares)	$7.83
Net Asset Value – Delaware Dividend Income Fund
Class B ($31,796,859 / 4,063,054 Shares)	$7.83
Net Asset Value – Delaware Dividend Income Fund
Class C ($140,932,815 / 18,003,815 Shares)	$7.83
Net Asset Value – Delaware Dividend Income Fund
Class R ($2,415,050 / 308,654 Shares)	$7.82
Net Asset Value – Delaware Dividend Income Fund
Institutional Class ($2,474,842 / 316,000 Shares)	$7.83

Components of Net Assets at May 31, 2009:
Shares of beneficial interest (unlimited authorization – no par)	$616,824,006
Accumulated net investment loss	(59,432)
Accumulated net realized loss on investments	(172,924,558)
Net unrealized depreciation of investments and foreign currencies	(85,718,572)
Total net assets	$358,121,444

†	Non income producing security.
‡	Non income producing security. Security is currently in default.
•	Variable rate security. The rate shown is the rate as of May 31, 2009.
Φ	Step coupon bond. Coupon increases periodically based on a predetermined schedule. Stated rate in effect at May 31, 2009.
t	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2009, the aggregate amount of Rule 144A securities was $51,231,653, which represented 14.31% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”

«	Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.
@	Illiquid security. At May 31, 2009, the aggregate amount of illiquid securities was $10,041,529, which represented 2.80% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At May 31, 2009, the aggregate amount of fair valued securities was $259,051, which represented 0.07% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”
*	Fully or partially on loan.
**	See Note 9 in “Notes to financial statements.”
©	Includes $29,370,766 of securities loaned.
∏	Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At May 31, 2009, the aggregate amount of restricted securities was $11 or 0.00% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
≠	The rate shown is the effective yield at the time of purchase.

Summary of Abbreviations:
ADR — American Depositary Receipts
PIK — Pay-in-kind
REIT — Real Estate Investment Trust

Net Asset Value and Offering Price per Share –
Delaware Dividend Income Fund
Net asset value Class A (A)	$7.83
Sales charge (5.75% of offering price) (B)	0.48
Offering price	$8.31

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $50,000 or more.

See accompanying notes

Statement of operations
Delaware Dividend Income Fund	Six Months Ended May 31, 2009 (Unaudited)

Investment Income:
Dividends	$4,624,268
Interest	6,915,760
Security lending income	120,135	$11,660,163

Expenses:
Management fees	1,112,922
Distribution expenses – Class A	257,656
Distribution expenses – Class B	153,443
Distribution expenses – Class C	685,019
Distribution expenses – Class R	6,266
Dividend disbursing and transfer agent fees and expenses	542,416
Accounting and administration expenses	68,488
Reports and statements to shareholders	55,175
Registration fees	47,610
Legal fees	37,385
Audit and taxes	26,777
Trustees’ fees	12,647
Pricing fees	7,782
Insurance fees	6,427
Custodian fees	4,707
Consulting fees	2,939
Dues and services	1,408
Trustees’ expenses	1,069	3,030,136
Less fees waived		(328,589)
Less waived distribution expenses – Class A		(42,658)
Less waived distribution expenses – Class R		(1,044)
Less expense paid indirectly		(245)
Total operating expenses		2,657,600
Net Investment Income		9,002,563

Net Realized and Unrealized Gain (Loss) on Investments
and Foreign Currencies:
Net realized gain (loss) on:
Investments	$(52,496,330)
Foreign currencies	(1,026)
Swap contracts	97,314
Net realized loss	(52,400,042)
Net change in unrealized appreciation/depreciation of
investments and foreign currencies	93,663,767
Net Realized and Unrealized Gain on Investments
and Foreign Currencies	41,263,725

Net Increase in Net Assets Resulting from Operations	$50,266,288

See accompanying notes

Statements of changes in net assets
Delaware Dividend Income Fund

	Six Months	Year
	Ended	Ended
	5/31/09	11/30/08
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$9,002,563	$23,582,889
Net realized loss on investments and
foreign currencies	(52,400,042)	(105,515,409)
Net change in unrealized appreciation/depreciation
of investments and foreign currencies	93,663,767	(175,509,305)
Net increase (decrease) in net assets resulting
from operations	50,266,288	(257,441,825)

Dividends and Distributions to shareholders from:
Net investment income:
Class A	(6,844,444)	(15,949,829)
Class B	(1,104,571)	(2,391,803)
Class C	(4,976,457)	(11,754,960)
Class R	(76,653)	(196,063)
Institutional Class	(95,106)	(190,332)

Net realized gain on investments:
Class A	—	(12,269,365)
Class B	—	(2,153,362)
Class C	—	(11,034,624)
Class R	—	(173,217)
Institutional Class	—	(148,811)
	(13,097,231)	(56,262,366)
Capital Share Transactions:
Proceeds from shares sold:
Class A	12,419,834	37,121,459
Class B	373,483	1,241,811
Class C	4,136,871	20,414,014
Class R	343,016	950,413
Institutional Class	131,009	775,057

	Six Months	Year
	Ended	Ended
	5/31/09	11/30/08
	(Unaudited)
Capital Share Transactions (continued):
Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	$5,556,863	$23,259,005
Class B	924,794	3,856,322
Class C	4,130,188	19,776,863
Class R	76,652	369,279
Institutional Class	84,936	299,928
	28,177,646	108,064,151

Cost of shares repurchased:
Class A	(35,834,111)	(179,789,630)
Class B	(5,361,070)	(23,115,207)
Class C	(28,646,271)	(165,390,120)
Class R	(190,695)	(3,825,251)
Institutional Class	(299,696)	(2,374,601)
	(70,331,843)	(374,494,809)
Decrease in net assets derived from
capital share transactions	(42,154,197)	(266,430,658)
Net Decrease in Net Assets	(4,985,140)	(580,134,849)

Net Assets:
Beginning of period	363,106,584	943,241,433
End of period (including accumulated net investment
loss and undistributed net investment income of
$(59,432) and $3,932,605, respectively)	$358,121,444	$363,106,584

See accompanying notes

Financial highlights
Delaware Dividend Income Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes

Six Months Ended	Year Ended
5/31/09[1]	11/30/08	11/30/07	11/30/06	11/30/05	11/30/04
(Unaudited)
$7.010	$12.030	$12.590	$11.140	$11.050	$10.210

0.199	0.400	0.456	0.422	0.450	0.345
0.901	(4.595)	(0.529)	1.551	0.081	0.891
1.100	(4.195)	(0.073)	1.973	0.531	1.236

(0.280)	(0.489)	(0.426)	(0.457)	(0.360)	(0.362)
—	(0.336)	(0.061)	(0.066)	(0.081)	(0.034)
(0.280)	(0.825)	(0.487)	(0.523)	(0.441)	(0.396)

$7.830	$7.010	$12.030	$12.590	$11.140	$11.050

15.99%	(37.15% )	(0.72% )	18.34%	4.89%	12.38%

$180,502	$179,588	$450,620	$398,124	$285,159	$105,253
1.18%	1.00%	1.00%	1.01%	1.00%	1.00%

1.42%	1.26%	1.17%	1.23%	1.27%	1.32%
5.62%	3.92%	3.60%	3.64%	4.05%	3.26%

5.38%	3.66%	3.43%	3.42%	3.78%	2.94%
54%	51%	52%	51%	85%	95%

Financial highlights
Delaware Dividend Income Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
5/31/09[1]	11/30/08	11/30/07	11/30/06	11/30/05	11/30/04
(Unaudited)
$7.010	$12.020	$12.580	$11.130	$11.040	$10.200

0.173	0.324	0.360	0.335	0.367	0.267
0.899	(4.590)	(0.528)	1.552	0.079	0.889
1.072	(4.266)	(0.168)	1.887	0.446	1.156

(0.252)	(0.408)	(0.331)	(0.371)	(0.275)	(0.282)
—	(0.336)	(0.061)	(0.066)	(0.081)	(0.034)
(0.252)	(0.744)	(0.392)	(0.437)	(0.356)	(0.316)

$7.830	$7.010	$12.020	$12.580	$11.130	$11.040

15.68%	(37.72% )	(1.38% )	17.46%	4.09%	11.54%

$31,797	$32,534	$78,235	$77,757	$57,904	$32,165
1.93%	1.75%	1.75%	1.76%	1.75%	1.75%

2.12%	1.96%	1.87%	1.93%	1.97%	2.02%
4.87%	3.17%	2.85%	2.89%	3.30%	2.51%

4.68%	2.96%	2.73%	2.72%	3.08%	2.25%
54%	51%	52%	51%	85%	95%

Financial highlights
Delaware Dividend Income Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflect a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
5/31/09[1]	11/30/08	11/30/07	11/30/06	11/30/05	11/30/04
(Unaudited)
$7.010	$12.030	$12.580	$11.130	$11.040	$10.200

0.173	0.323	0.360	0.335	0.367	0.267
0.899	(4.599)	(0.518)	1.552	0.079	0.889
1.072	(4.276)	(0.158)	1.887	0.446	1.156

(0.252)	(0.408)	(0.331)	(0.371)	(0.275)	(0.282)
—	(0.336)	(0.061)	(0.066)	(0.081)	(0.034)
(0.252)	(0.744)	(0.392)	(0.437)	(0.356)	(0.316)

$7.830	$7.010	$12.030	$12.580	$11.130	$11.040

15.51%	(37.63% )	(1.38% )	17.46%	4.09%	11.53%

$140,932	$146,769	$402,782	$269,274	$165,663	$82,083
1.93%	1.75%	1.75%	1.76%	1.75%	1.75%

2.12%	1.96%	1.87%	1.93%	1.97%	2.02%
4.87%	3.17%	2.85%	2.89%	3.30%	2.52%

4.68%	2.96%	2.73%	2.72%	3.08%	2.25%
54%	51%	52%	51%	85%	95%

Financial highlights
Delaware Dividend Income Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes

Six Months Ended	Year Ended
5/31/09[1]	11/30/08	11/30/07	11/30/06	11/30/05	11/30/04
(Unaudited)
$7.010	$12.020	$12.580	$11.130	$11.040	$10.220

0.191	0.374	0.424	0.394	0.416	0.308
0.888	(4.585)	(0.528)	1.551	0.078	0.879
1.079	(4.211)	(0.104)	1.945	0.494	1.187

(0.269)	(0.463)	(0.395)	(0.429)	(0.323)	(0.333)
—	(0.336)	(0.061)	(0.066)	(0.081)	(0.034)
(0.269)	(0.799)	(0.456)	(0.495)	(0.404)	(0.367)

$7.820	$7.010	$12.020	$12.580	$11.130	$11.040

15.82%	(37.39% )	(0.88% )	18.06%	4.55%	11.86%

$2,415	$1,928	$6,220	$4,275	$1,429	$373
1.43%	1.25%	1.25%	1.26%	1.30%	1.35%

1.72%	1.56%	1.47%	1.53%	1.57%	1.62%
5.37%	3.67%	3.35%	3.39%	3.75%	2.89%

5.08%	3.36%	3.13%	3.12%	3.48%	2.62%
54%	51%	52%	51%	85%	95%

Financial highlights
Delaware Dividend Income Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
5/31/09[1]	11/30/08	11/30/07	11/30/06	11/30/05	11/30/04
(Unaudited)
$7.010	$12.040	$12.600	$11.140	$11.050	$10.220

0.208	0.425	0.488	0.452	0.477	0.371
0.900	(4.602)	(0.528)	1.559	0.082	0.882
1.108	(4.177)	(0.040)	2.011	0.559	1.253

(0.288)	(0.517)	(0.459)	(0.485)	(0.388)	(0.389)
—	(0.336)	(0.061)	(0.066)	(0.081)	(0.034)
(0.288)	(0.853)	(0.520)	(0.551)	(0.469)	(0.423)

$7.830	$7.010	$12.040	$12.600	$11.140	$11.050

16.12%	(37.04% )	(0.46% )	18.72%	5.16%	12.55%

$2,475	$2,288	$5,384	$2,656	$941	$102
0.93%	0.75%	0.75%	0.76%	0.75%	0.75%

1.12%	0.96%	0.87%	0.93%	0.97%	1.02%
5.87%	4.17%	3.85%	3.89%	4.30%	3.49%

5.68%	3.96%	3.73%	3.72%	4.08%	3.22%
54%	51%	52%	51%	85%	95%

Notes to financial statements
Delaware Dividend Income Fund	May 31, 2009 (Unaudited)

Delaware Group® Equity Funds V (Trust) is organized as a Delaware statutory trust and offers three series: Delaware Dividend Income Fund, Delaware Small Cap Core Fund and Delaware Small Cap Value Fund. These financial statements and the related notes pertain to Delaware Dividend Income Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may only be purchased through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek to provide high current income and an investment that has the potential for capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Other debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Investment companies are valued at net asset value per share. Generally, index swap contracts and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At May 31, 2009, the Fund held no investments in repurchase agreements.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities which is due to foreign exchange rates from that which is due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Notes to financial statements
Delaware Dividend Income Fund

1. Significant Accounting Policies (continued)

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The financial statements reflect an estimate of the reclassification of the distribution character. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gains on investments, if any, annually.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended May 31, 2009.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under this arrangement is included in custodian fees on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.”

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

DMC has voluntarily agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that annual operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater expenses, brokerage fees, short sale and dividend interest expenses, certain insurance costs and non-routine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, non-routine expenses)), do not exceed 0.87% of average daily net assets until such time as the waiver is discontinued. This waiver and expense limitation may be discontinued at any time because it is voluntary. For purposes of these waivers and reimbursements, non-routine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Fund’s Board and DMC. These expense waivers and reimbursements apply only to expenses paid directly by the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended May 31, 2009, the Fund was charged $8,561 for these services.

DSC also provides dividend disbursing and transfer agency services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to waive distribution and service fees through March 31, 2010 in order to prevent distribution and service fees of Class A and Class R shares from exceeding 0.25% and 0.50%, respectively, of average daily net assets.

At May 31, 2009, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$132,710
Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	84,335
Distribution fees payable to DDLP	182,439
Other expenses payable to DMC and affiliates*	12,133

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended May 31, 2009, the Fund was charged $18,140 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Notes to financial statements
Delaware Dividend Income Fund

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

For the six months ended May 31, 2009, DDLP earned $24,988 for commissions on sales of the Fund’s Class A shares. For the six months ended May 31, 2009, DDLP received gross CDSC commissions of $1, $37,740 and $4,214 on redemption of the Fund’s Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the six months ended May 31, 2009, the Fund made purchases of $89,933,863 and sales of $123,457,038 of investment securities other than short-term investments.

At May 31, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At May 31, 2009, the cost of investments was $474,859,074. At May 31, 2009, net unrealized depreciation was $90,563,928, of which $11,195,669 related to unrealized appreciation of investments and $101,759,597 related to unrealized depreciation of investments.

The Fund applies Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. FAS 157 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the FAS 157 fair value hierarchy levels as of May 31, 2009:

Securities
Level 1	$157,066,964
Level 2	226,700,363
Level 3	527,819
Total	$384,295,146

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Balance as of 11/30/08	$2,452,873
Net change in unrealized appreciation/depreciation	1,366,231
Net purchases (sales)	61,999
Net transfers in and/or out of Level 3	(3,353,284)
Balance as of 5/31/09	$527,819

Net change in unrealized appreciation/depreciation from
investments still held as of 5/31/09	$1,366,231

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended May 31, 2009 and the year ended November 30, 2008 was as follows:

	Six Months	Year
	Ended	Ended
	5/31/09*	11/30/08
Ordinary income	$13,097,231	$28,917,930
Long-term capital gain	—	27,344,436
Total	$13,097,231	$56,262,366

*Tax information for the period ended May 31, 2009 is an estimate and the tax character of dividends and distributions may be redesignated at the fiscal year end.

Notes to financial statements
Delaware Dividend Income Fund

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of May 31, 2009, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$616,824,006
Undistributed ordinary income	3,041,635
Realized losses 12/1/08 – 5/31/09	(52,999,778)
Capital loss carryforwards as of 11/30/08*	(118,180,493)
Unrealized depreciation of investments and foreign currencies	(90,563,926)
Net assets	$358,121,444

*The amount of this loss which can be utilized in subsequent years is subject to an annual limitation in accordance with the Internal Revenue Code due to the Fund merger with Lincoln Convertible Securities Fund in 2005.

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, tax treatment of market discount and premium on debt instruments, tax treatment of partnership income and contingent payment debt instruments.

The undistributed earnings for the Fund are estimated pending final notification of the tax character of distributions received from investments in REITs.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currencies, market discount and premium on debt instruments and CDS contracts. Results of operations and net assets were not affected by these reclassifications. For the six months ended May 31, 2009, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

Undistributed net investment income	$102,631
Accumulated net realized loss	(102,631)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at November 30, 2008 will expire as follows: $3,174,810 expires in 2009, $8,064,444 expires in 2010 and $106,941,239 expires in 2016. The use of these losses are subject to an annual limitation in accordance with the Internal Revenue Code.

For the six months ended May 31, 2009, the Fund had capital losses of $52,999,778, which may increase the capital loss carryforwards.

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months
	Ended	Year Ended
	5/31/09	11/30/08
Shares sold:
Class A	1,754,136	3,644,571
Class B	52,379	118,882
Class C	578,066	1,939,816
Class R	49,005	91,165
Institutional Class	18,582	73,494

Shares issued upon reinvestment of dividends and distributions:
Class A	812,506	2,127,844
Class B	134,924	351,432
Class C	602,163	1,797,825
Class R	11,219	33,583
Institutional Class	12,433	27,422
	4,025,413	10,206,034
Shares repurchased:
Class A	(5,113,689)	(17,622,087)
Class B	(765,604)	(2,336,314)
Class C	(4,109,877)	(16,298,425)
Class R	(26,733)	(366,928)
Institutional Class	(41,110)	(222,175)
	(10,057,013)	(36,845,929)
Net decrease	(6,031,600)	(26,639,895)

For the six months ended May 31, 2009 and the year ended November 30, 2008, 85,954 Class B shares were converted to 85,833 Class A shares valued at $604,503 and 203,437 Class B shares were converted to 203,349 Class A shares valued at $2,168,700, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the statements of changes in net assets.

Notes to financial statements
Delaware Dividend Income Fund

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $35,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The agreement expires on November 17, 2009. The Fund had no amounts outstanding as of May 31, 2009 or at any time during the period then ended.

8. Swap Contracts

The Fund may enter into interest rate swap contracts, index swap contracts and CDS contracts in the normal course of pursuing its investment objectives. The Fund may use interest rate swaps to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Fund invests in, such as the corporate bond market. The Fund may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Fund on favorable terms. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Interest Rate Swaps. An interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Index Swaps. Index swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily.

A realized gain or loss is recorded on maturity or termination of the swap contract. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the index swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the referenced security (or basket of securities) to the counterparty.

During the six months ended May 31, 2009, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments on such contracts are accrued daily and recorded as unrealized losses on swap contracts. Upon payment, such amounts are recorded as realized losses on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. For the six months ended May 31, 2009, the Fund did not enter into any CDS contracts as a seller of protection. There were no outstanding swap contracts at May 31, 2009.

Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Swaps Generally. Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the statements of net assets.

Notes to financial statements
Delaware Dividend Income Fund

9. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (the Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group (S&P) or Moody’s Investors Service, Inc. (Moody’s) or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. At May 31, 2009, the Collective Trust held only cash and assets with a maturity of one business day or less (Cash/Overnight Assets). The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Collective Trust other than the Cash/Overnight Assets to the BNY Mellon SL DBT II Liquidating Fund (the Liquidating Fund), effectively bifurcating the collateral investment pool. The Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and are subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At May 31, 2009, the value of securities on loan was $29,370,766, for which the Fund received collateral, comprised of non-cash collateral valued at $401,212, and cash collateral of $29,684,966. Investments purchased with cash collateral are presented on the statement of net assets under the caption “Securities Lending Collateral”.

10. Credit and Market Risk

The Fund invests a portion of its assets in high yield fixed income securities, which carry ratings of BBB or lower by S&P and/or Baa or lower by Moody’s. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended May 31, 2009. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the statement of net assets.

11. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

Other Fund information
(Unaudited)
Delaware Dividend Income Fund

Board Consideration of Delaware Dividend Income Fund Investment Advisory Agreement

At a meeting held on May 19-21, 2009 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for the Delaware Dividend Income Fund (the “Fund”). In making its decision, the Board considered information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (“DMC”), which included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Fund, the costs of such services to the Fund, economies of scale and the financial condition and profitability of Delaware Investments. Reference was made to information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. In addition, in connection with the Annual Meeting, reports were provided in February 2009 and included independent historical and comparative reports prepared by Lipper Inc. (“Lipper”), an independent statistical compilation organization. The Lipper reports compared the Fund’s investment performance and expenses with those of other comparable mutual funds. The independent Trustees reviewed and discussed the Lipper reports with counsel to the independent Trustees. The Board requested and received information regarding Management’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; the investment manager’s profitability; and any constraints or limitations on the availability of securities in certain investment styles which had in the past year inhibited, or which were likely in the future to inhibit, DMC’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of the Fund’s advisory agreement, the independent Trustees received assistance and advice from and met separately with counsel to the independent Trustees. Although the Trustees gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, Extent and Quality of Service. The Board considered the services provided by Delaware Investments to the Fund and its shareholders. In reviewing the nature, extent and quality of services, the Board considered reports furnished to it throughout the year which covered matters such as the relative performance of the Fund, compliance of portfolio managers with the investment policies, strategies and restrictions for the Fund, compliance by Management personnel with the Code of Ethics adopted throughout the Delaware Investments® Family of Funds complex and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Fund’s investment advisor and the emphasis placed on research in the investment process. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to fund matters. The Board also considered the transfer agent and shareholder services provided to Fund shareholders by DMC’s affiliate, Delaware Service Company, Inc. (“DSC”), noting DSC’s high level of service. The Board noted that Management finished upgrading investment accounting functions through outsourcing to improve the quality and lower the cost of delivering investment accounting services to the Fund. The Board once again noted the benefits provided to Fund shareholders through each shareholder’s ability to exchange an investment in one Delaware Investments® fund for the same class of shares in another Delaware Investments fund without a sales charge, to reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware Investments funds and the privilege to combine holdings in other Delaware Investments funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

Investment Performance. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past one-, three-, five- and ten-year periods ended December 31, 2008. The Board’s objective is that the Fund’s performance for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Fund and the Board’s view of such performance.

The Performance Universe for the Fund consisted of the Fund and all retail and institutional mixed asset target allocation moderate funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one-, three- and five-year periods was in the fourth quartile of its Performance Universe. The report further showed that the Fund’s total return for the ten-year period was in the second quartile. The Fund’s performance results were not in line with the Board’s objective. However, in evaluating the Fund’s performance, the Board considered improvements in performance in early 2009 as well as Management’s efforts to increase portfolio management depth. The Board was satisfied that Management was taking effective action to improve Fund performance and to meet the Board’s performance objective.

Other Fund information
(Unaudited)
Delaware Dividend Income Fund

Board Consideration of Delaware Dividend Income Fund Investment Advisory Agreement (continued)

Comparative Expenses. The Board considered expense comparison data for the Delaware Investments® Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Fund as of October 31, 2008 and, for comparative funds, information as of their respective fiscal year end occurring on or before August 31, 2008. The Board also focused on the comparative analysis of effective management fees and total expense ratios of the Fund versus effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Fund’s total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A shares and comparative total expenses including 12b-1 and non 12b-1 service fees. The Board considered fees paid to Delaware Investments for non management services. The Board’s objective is to limit the Fund’s total expense ratio to be competitive with that of the Expense Group. The following paragraph summarizes the expense results for the Fund and the Board’s view of such expenses.

The expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to those of its Expense Group as shown in the Lipper report.

Management Profitability. The Board considered the level of profits realized by Delaware Investments in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflect recent operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of Delaware Investments.

Economies of Scale. The Trustees considered whether economies of scale are realized by Delaware Investments as the Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case on all assets when the asset levels specified are exceeded. The Board noted that the fee under the Fund’s management contract fell within the standard structure. Although the Fund has not reached a size at which it can take advantage of breakpoints, the Board recognized that the fee was structured so that when the Fund grows, economies of scale may be shared.

About the organization

This semiannual report is for the information of Delaware Dividend Income Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Dividend Income Fund and the Delaware Investments® Fund profile for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of trustees

Patrick P. Coyne	Ann R. Leven
Chairman, President, and	Consultant
Chief Executive Officer	ARL Associates
Delaware Investments Family of Funds	New York, NY
Philadelphia, PA
Thomas F. Madison
Thomas L. Bennett	President and Chief Executive Officer
Private Investor	MLM Partners, Inc.
Rosemont, PA	Minneapolis, MN

John A. Fry	Janet L. Yeomans
President	Vice President and Treasurer
Franklin & Marshall College	3M Corporation
Lancaster, PA	St. Paul, MN

Anthony D. Knerr	J. Richard Zecher
Founder and Managing Director	Founder
Anthony Knerr & Associates	Investor Analytics
New York, NY	Scottsdale, AZ

Lucinda S. Landreth
Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Affiliated officers	Contact information

David F. Connor	Investment manager
Vice President, Deputy General Counsel, and	Delaware Management Company, a series of
Secretary	Delaware Management Business Trust
Delaware Investments® Family of Funds	Philadelphia, PA
Philadelphia, PA
National distributor
Daniel V. Geatens	Delaware Distributors, L.P.
Vice President and Treasurer	Philadelphia, PA
Delaware Investments Family of Funds
Philadelphia, PA	Shareholder servicing, dividend disbursing,
and transfer agent
David P. O’Connor	Delaware Service Company, Inc.
Senior Vice President, General Counsel,	2005 Market Street
and Chief Legal Officer	Philadelphia, PA 19103-7094
Delaware Investments Family of Funds
Philadelphia, PA	For shareholders
800 523-1918
Richard Salus
Senior Vice President and	For securities dealers and financial
Chief Financial Officer	institutions representatives only
Delaware Investments Family of Funds	800 362-7500
Philadelphia, PA
Web site
www.delawareinvestments.com

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s Web site at www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s Web site at www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s Web site at www.delawareinvestments.com; and (ii) on the Commission’s Web site at www.sec.gov.

Item 2. Code of Ethics

      Not applicable.

Item 3. Audit Committee Financial Expert

      Not applicable.

Item 4. Principal Accountant Fees and Services

      Not applicable.

Item 5. Audit Committee of Listed Registrants

      Not applicable.

Item 6. Investments

      (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

      (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

      Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

      Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

      Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

      Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

      Not applicable.

Item 11. Controls and Procedures

      The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

      There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Delaware Group® Equity Funds V

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	August 5, 2009

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	August 5, 2009

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	August 5, 2009